SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                                FORM N-1A
                                                      File No. 33-16270
                                                      File No. 811-5267

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No.    ----




     Post-Effective Amendment No.    25
                                    ----

                                   AND



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No.  25
                   ----

                            VOYAGEUR FUNDS, INC.
------------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania 19103

------------------------------------------------------------------------
          (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:     (215) 255-2923
                                                    --------------------

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103

------------------------------------------------------------------------
               (Name and Address of Agent for Service)

Approximate Date of Public Offering:                       March 1, 1999
                                                    --------------------

It is proposed that this filing will become effective:
  [    ]  immediately upon filing pursuant to paragraph (b)
  [  X ]  on March 1, 1999 pursuant to paragraph (b)
  [    ]  60 days after filing pursuant to paragraph (a)(1)

  [    ]  on (date) pursuant to paragraph (a)(1)

  [    ]  75 days after filing pursuant to paragraph (a)(2)

  [    ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
  [    ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                 Title of Securities Being Registered
                --------------------------------------
            US Government Securities Fund Class A Shares,
            US Government Securities Fund Class B Shares,
            US Government Securities Fund Class C Shares and
            US Government Securities Fund Institutional Class Shares



                      ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 24 to Registration File
No. 33-16270 includes the following:


1. Facing Page

2. Contents Page

3. Cross-Reference Sheets

4. Part A - Prospectus

5. Part B - Statement of Additional Information

6. Part C - Other Information

7. Signatures

                        CROSS-REFERENCE SHEET
                        ---------------------
                               PART A
                            -----------

Item                                                  Location in
No.      Description                                  Prospectus
-------  ----------------------------               --------------


 1      Front and Back Cover Pages                      Same

 2      Risk/Return Summary;                         Fund Profile
        Investments, Risks and Performances

 3      Risk/Return Summary; Fee Table               Fund Profile

 4      Investment Objectives; Principal            How we manage
        Investment Strategies and Related Risks       the Fund;
                                                   Other investment
                                                   strategies and
                                                  risk considerations

 5      Management's Discussion of Performance           N/A

 6      Management, Organization and                Who manages
        Capital Structure                             the Fund

 7      Shareholder Information                   How to buy shares;
                                                How to redeem shares;
                                                  Special services;
                                                     Dividends,
                                              distributions and taxes
                                                 all under About
                                                   your account

 8      Distribution Arrangements              Choosing a share class;
                                             How to reduce sales charges
                                              under About your account

 9      Financial Highlights Information        Financial Highlights


                      CROSS-REFERENCE SHEET
                    -------------------------
                             PART B
                           ----------

Item                                            Location in Statement
No.     Description                           of Additional Information
----    ----------------------------         --------------------------

 10     Cover Page and Table of Contents                Same

 11     Fund History                             General Information

 12     Description of the Fund and Its        Investment Restrictions
        Investments and Risks                       and Policies

 13     Management of the Fund                 Officers and Directors;
                                                  Purchasing Shares

 14     Control Persons and Principal          Officers and Directors
        Holders of Securities

 15     Investment Advisory and                Officers and Directors;
        Other Services                     Purchasing Shares; Investment
                                               Management Agreement;
                                               General Information;
                                               Financial Statements


 16     Brokerage Allocation and                 Trading Practices
        Other Practices                            and Brokerage

 17     Capital Stock and Other Securities       Capitalization and
                                                Noncumulative Voting
                                             (under General Information)

 18     Purchase, Redemption and Pricing
        of Shares                          Purchasing Shares; Redemption
                                             and Exchange; Determining
                                                Offering Price and
                                                 Net Asset Value;

 19     Taxation of the Fund                  Accounting and Tax Issues;
                                                       Taxes

 20     Underwriters                             Purchasing Shares

 21     Calculation of Performance Data       Performance Information

 22     Financial Statements                   Financial Statements


                       CROSS-REFERENCE SHEET
                  ------------------------------
                              PART C
                           ----------

Item                                                Location in
No.     Description                                    Part C
----    -------------------------------------       -----------

 23     Exhibits                                       Item 23

 24     Persons Controlled by or under Common
        Control with Registrant                        Item 24

 25     Indemnification                                Item 25

 26     Business and Other Connections of the
        Investment Adviser                             Item 26

 27     Principal Underwriters                         Item 27

 28     Location of Accounts and Records               Item 28

 29     Management Services                            Item 29

 30     Undertakings                                   Item 30



[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

Delaware-Voyageur

U.S. Government Securities Fund


Class A (bullet) Class B (bullet) Class C (bullet) Institutional Class


Prospectus
March 1, 1999

Current Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of Contents

Fund profile                                    page 1

U.S. Government Securities Fund                      2


How we manage the Fund                          page 4
Investment strategy                                  4
The risks of investing in the Fund                   5

Who manages the Fund                            page 6

Investment manager and sub-adviser                   6

Portfolio manager                                    6

Fund administration (Who's
who?)                                                7



About your account                              page 8

  Investing in the Fund                              8
  Choosing a share class                             8
  How to reduce your sales charge                   12
  How to buy shares                                 13

  Retirement plans                                  14

  How to redeem shares                              15

  Account minimum                                   16

  Special services                                  17
Dividends, distributions and taxes                  18



Other investment strategies and
risk considerations                            page 19

Certain management considerations              page 23

Financial information                          page 24


[sidebar copy at bottom of page]
How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profile for an overview of the Fund.

Step 2

Learn in-depth information about how the Fund invests, the risks involved and the people and organizations responsible for the Fund's day-to-day operations.


Step 3
Determine which fund features and services you would like to take advantage of.

Step 4

Use the glossary that begins on page 4 to find definitions of words printed in bold type in the text throughout the prospectus.

Fund Profile:
An investment overview

When choosing a mutual fund to invest in, you have a variety of options and important information to consider. This prospectus provides information about U.S. Government Securities Fund, a mutual fund from the Delaware Investments Family of Funds.

Before evaluating individual funds, however, your first step is to define your personal financial goals. Knowing your goals and determining your investment time horizon in advance can help you make a more appropriate fund selection. It is also important to select a fund in the context of your entire investment program. Diversification, or spreading your money among different types of investments, is usually a sound investment strategy. This is commonly called "asset allocation." The way you choose to allocate your money depends on a number of factors. A professional financial adviser can help you build an investment portfolio that fits your financial situation, your investment objectives and your risk tolerance.

Investing for current income with U.S. Government Securities Fund


Investors with medium range or long-term goals often choose mutual funds designed to provide current income. These funds may invest in various types of bonds including corporate, government or municipal bonds. These funds generally involve less risk than stock funds but more risk than money market funds. Like all mutual funds, current income funds allow you to invest conveniently in a diversified portfolio without having to select and monitor individual securities on your own.

[House Graphic - Highlighting the Current Income section]

Building Blocks of Asset Allocation

Aggressive Growth Equity Funds

Growth Equity Funds

International and Global Funds

Asset Allocation Funds

Total Return Funds

Fixed Income Funds for...

Current Income

These funds invest in corporate and/or U.S. government bonds and seek current income, which is typically taxable. Risk levels vary with maturity and quality of the bonds in the portfolio.


Taxable Bond Funds

Tax-Exempt Bond Funds

Money Market Funds (Taxable and Tax-Exempt)


Profile: U.S. Government Securities Fund


What are the Fund's goals?

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk.


What are the Fund's main investment strategies?
We invest primarily in U.S. Treasury securities including bills, notes and bonds as well as other debt securities that are:

(bullet) issued by the U.S. government,
(bullet) unconditionally guaranteed by the U.S. government or (bullet) backed by the full faith and credit of the U.S. government.


We may invest a significant portion of our portfolio in debt obligations guaranteed by government agencies or instrumentalities, such as the Government National Mortgage Association also known as GNMA.


What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by changes in bond prices, particularly as a result of changes in interest rates. For a more complete discussion of risk, please turn to page 5.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Fund

(bullet) Investors with medium or long-range goals.

(bullet) Investors looking for regular income from their investments. (bullet) Investors looking for a bond investment to help balance their investments in stocks or more aggressive securities.

(bullet) Investors who are looking for an income investment that may provide total return opportunities through the automatic reinvestment of income dividends.


Who should not invest in the Fund
(bullet) Investors with very short-term financial goals.
(bullet) Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
(bullet) Investors seeking long-term growth of capital.




How has the Fund performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns of all share classes for the one, five and ten years and since inception, if applicable -- all compared to the performance of the Lehman Brothers Government/Corporate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.



[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]


Year-by-year total return (Class A)



* U.S. Government Securities Fund A Class
* Lehman Brothers Government/Corporate Bond Index

         Lehman Brothers       U.S. Government
       Government/Corporate      Securities
            Bond Index              Fund
1998          8.01%                9.47%
1997          9.17%                9.76%
1996          2.19%                2.90%
1995         19.92%               19.24%
1994         -5.54%               -3.51%
1993         11.27%               11.03%
1992          6.57%                7.58%
1991         17.83%               16.13%
1990         10.74%                8.28%
1989         12.53%               14.23%

As of December 31, 1998, the Fund's Class A shares had a year-to-date return of 8.01%. During the periods illustrated in this bar chart, Class A's highest return was 6.54% for the quarter ended September 30, 1991 and its lowest return was -4.55% for the quarter ended March 31, 1994.

The maximum Class A sales charge of 4.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page 3 do include the sales charge.


Average annual return for periods ending 12/31/98

                                                                            Lehman
                                                                          Brothers
                                                                       Government/
CLASS              A             B               C     Institutional     Corporate
                     (if redeemed)*  (if redeemed)*            Class    Bond Index**
          (Inception    (Inception      (Inception        (Inception
            11/2/87)       6/7/94)        1/10/95)           6/7/94)
1 year          2.88%        3.29%          6.31%             8.00%          9.47%
5 years         5.39%          N/A            N/A               N/A          7.30%
10 years or
Lifetime        8.51%        6.93%          9.06%             7.99%          9.33%


 * If redeemed at end of period shown. If shares were not redeemed, the returns for
   Class B would be 7.29% and 7.27% for the one-year and lifetime periods, respectively. Returns for Class C would be 7.31% and 9.06% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years.
   Lehman Brothers Index returns are for 10 years. Lehman Brothers Index returns for
   Class B, Class C and Institutional Class lifetimes were 8.72%, 10.19% and 8.72%, respectively. Maximum sales charges are included in the Fund returns in the table.



What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.


CLASS                               A           B         C    Institutional
Maximum sales charge (load)
imposed on purchases as a
percentage of offering
price                             4.75%       none       none       none
Maximum contingent deferred
sales charge (load) as a
percentage of original
purchase price or
redemption price, whichever
is lower                          none (1)      4% (2)      1% (3)  none
Maximum sales charge (load)
imposed on reinvested
dividends                         none        none       none       none

Redemption fees                   none        none       none       none

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.


Management fees                   0.50%       0.50%      0.50%      0.50%
Distribution and service
(12b-1) fees                      0.25%       1.00%      1.00%      0.25%(4)
Other expenses                    0.31%       0.31%      0.31%      0.31%
Total operating expenses(5)       1.06%       1.81%      1.81%      1.06%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(7)               A        B              B       C               C   Institutional
                                   (if redeemed)            (if redeemed)
1 year              $578     $184          $584     $184            $284         $108
3 years             $796     $569          $869     $569            $569         $337
5 years           $1,032     $980        $1,180     $980            $980         $585
10 years          $1,708   $1,930        $1,930   $2,127          $2,127       $1,294

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2 If you redeem Class B shares within two years of purchase, you will pay a CDSC of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4 The distributor has agreed to waive 12b-1 plan fees for the Institutional
  Class shares acquired by shareholders on or after March 1, 1998. As the portion of assets attributable to Institutional Class Shares acquired on or after March 1, 1998 increases, and so long as the distributor's voluntary waiver is in effect for those shares, this figure will decrease. See the Statement of Additional Information for additional information.

5 The investment manager has agreed to waive fees and pay expenses for the period January 1, 1998 through June 30, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.85% of average daily net assets. See the Statement of Additional Information for a further discussion of expense caps.

6 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not include the expense cap discussed in footnote 5.

7 The Class B example reflects the conversion of Class B shares to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.


How we manage the Fund

The Fund's investment objective is to provide its shareholders with a high level of current income consistent with prudent investment risk. The Fund's investment objective is fundamental and may not be changed without shareholder approval. There can, of course, be no assurance that the Fund will achieve its objective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that may help shareholders meet their goals.

Investment strategy
The Fund investments in the following:


(bullet) U.S. Treasury bills, notes, bonds and other obligations issued or unconditionally guaranteed by government agencies or instrumentalities, such as the U.S. government, or otherwise backed by the full faith and credit of the U.S. government (U.S. Government Securities)

(bullet) Repurchase agreements fully secured by such obligations (bullet) A significant portion of the Fund's assets are invested in mortgage participation certificates issued or guaranteed by government agencies and instrumentalities, especially the Government National Mortgage Association (GNMA Certificates)

The Board of Directors may change any investment policy not designated as fundamental.

Securities guaranteed by the full faith and credit of the U.S. government include a variety of securities, which differ in their interest rates, maturities and dates of issuance. For example, Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA Certificates are also backed by the full faith and credit of the U.S. Treasury. Certain other obligations issued by federal agencies or instrumentalities may not be supported by the full faith and credit of the U.S. Treasury, depending on the circumstances of the issue. The Fund may invest in Treasury Inflation Indexed Securities (TIPS). TIPS, introduced for the first time in January 1997, are inflation-protected securities whose rates of return are proportional to the rise and fall of the Consumer Price Index.


Although the securities in the Fund's portfolio are generally guaranteed as to principal and interest by the U.S. government or otherwise backed by the full faith and credit of the U.S. government, the market value of these securities upon which the Fund's daily net asset value is based will fluctuate and will tend to vary inversely with changes in prevailing interest rates. As a result, the price per share a shareholder receives on redemption may be more or less than the price originally paid for the shares. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields. The dividends per share paid by the Fund may also vary.

For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see "Other investment policies and risk considerations." The Statement of Additional Information provides more information concerning the Fund's investment policies, restrictions and risk factors.

How to use this glossary
Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Glossary A-B

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a medium- or long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.



------------------------------------------------------------------------------------
Risks                                           How we strive to manage them
------------------------------------------------------------------------------------

                                      US Government Securities Fund
                                      ----------------------------------------------
Interest rate risk is the risk that   Interest rate risk is the most significant
securities will decrease in value     risk for this Fund. In striving to manage
if interest rates rise. The risk      this risk, we monitor economic conditions and
is generally greater for bonds with   the interest rate environment. We do not,
longer maturities than for those      however, try to predict overall interest rate
with shorter maturities.              movements. We attempt to keep the average
                                      maturity of the portfolio as short as we
                                      believe is prudent, in keeping with our
                                      objective to provide high current income.
------------------------------------------------------------------------------------
Market risk is the risk that all      We maintain a long-term investment approach
or a majority of the securities in    and focus on high quality individual bonds
a certain market -- like the stock    that we believe can provide a steady stream of
or bond market -- will decline in     income regardless of interim fluctuations in
value because of factors such as      the bond market. We do not buy and sell
economic conditions, future           securities for short-term purposes.
expectations or investor confidence.

                                      We may hold a substantial part of the Fund's
                                      assets in cash or cash equivalents as a temporary,
                                      defense strategy.
------------------------------------------------------------------------------------
Prepayment risk is the risk that      Prepayment risk can be a significant risk to
the principal on a bond that the      this Fund because we generally invest a large
Fund owns will be prepaid prior to    percentage of our holdings in mortgage
maturity at a time when interest      securities issued by the Government National
rates are lower than what that        Mortgage Association. Homeowners or others who
bond was paying. The Fund would then  have mortgages are more likely to prepay them
have to reinvest that money at a      when interest rates are relatively low. In
lower interest rate.                  order to manage this risk, when interest rates
                                      are low or when we believe rates will be
                                      declining, we tend to hold discount mortgages.
                                      Discount mortgages have interest rates lower
                                      than the current rates, so there is little
                                      incentive for homeowners to prepay their
                                      principal.
------------------------------------------------------------------------------------
Credit Risk The possibility that      By focusing exclusively on U.S. Treasury
a bond's issuer (or an entity that    securities and other securities that are
insures the bond) will be unable      backed by the U.S. government, its agencies, or
to make timely payments of interest   instrumentalities, we attempt to minimize the
and principal.                        possibility that any of the securities in our
                                      portfolio will not pay interest or principal.
                                      U.S. government securities are generally
                                      considered to be of the highest quality.
------------------------------------------------------------------------------------
Liquidity risk is the possibility     U.S. Treasuries and other U.S. government debt
that securities cannot be readily     securities are typically the most liquid
sold, if at all, at approximately     securities available. Therefore, liquidity
the price that a Fund values them.    risk is not a significant risk for this Fund.
------------------------------------------------------------------------------------


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.


Who manages the Fund

Investment manager and Sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Voyageur Asset Management LLC is the Fund's sub-adviser. As sub-adviser, Voyageur is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee for the last fiscal year as follows:


Investment Management Fees

                                                     U.S. Government
                                                     Securities Fund
As a percentage of average daily net assets               0.44%


Portfolio Manager

Mark Simenstad, Senior Portfolio Manager of Voyageur Asset Management LLC since August 1996, has had primary responsibility for making day-to-day investment decisions for the Fund since October 6, 1997. Mr. Simenstad holds a bachelor's degree from St. Olaf College and an MBA from the University of Minnesota. Prior to August 1996, Mr. Simenstad was a Vice President/Portfolio Manager of Investment Advisors, Inc. and prior to August 1993, he was an Assistant Vice President/Portfolio Manager of Lutheran Brotherhood. Mr. Simenstad is a CFA and has 15 years of investment management experience.



C-C

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                          Board of Directors

Investment manager            The Fund           Custodian

Delaware Management Company              Norwest Bank Minnesota, N.A.
One Commerce Square                      Sixth Street & Marquette Avenue
Philadelphia, PA 19103                   Minneapolis, MN 55402


Sub-Adviser
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402


Portfolio           Distributor                     Service agent
managers      Delaware Service Company, Inc. Delaware Distributors, L.P.
(see page 6   1818 Market Street             1818 Market Street

for details)  Philadelphia, PA 19103         Philadelphia, PA 19103

                         Financial advisers

                           Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.


Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients-analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.


About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
(bullet) Class A shares have an up-front sales charge of up to 4.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

(bullet) If you invest $100,000 or more, your front-end sales charge will be reduced.

(bullet) You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

(bullet) Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

(bullet) Class A shares generally are not subject to a contingent deferred sales charge.



Class A Sales Charges

                                                                     Dealer's
Amount of purchase         Sales charge        Sales charge       commission as
                                as %          as % of amount             %
                        of offering price       invested         of offering price

Less than                      4.75%               5.03%              4.00%
$100,000

$100,000 but                   3.75%               3.93%              3.00%
under $250,000

$250,000 but                   2.50%               2.56%              2.00%
under $500,000

$500,000 but                   2.00%               2.01%              1.60%
under $1 million


As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.



                                                                     Dealer's
Amount of purchase         Sales charge        Sales charge       commission as
                                as %          as % of amount             %
                        of offering price       invested         of offering price

$1million up to $5 million     none                none               1.00%

Next $20 million
up to $25 million              none                none               0.50%

Amount over $25 million        none                none               0.25%


D-F

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Class B
(bullet) Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

(bullet) If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(bullet) Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional
         Information.

(bullet) For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

(bullet) Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

(bullet) Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

(bullet) You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bonds.

About your account (continued)

Class C
(bullet) Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares
         within 12 months after   you buy them.

(bullet) Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional
         Information.

(bullet) Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

(bullet) Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

(bullet) Unlike Class B shares, Class C shares do not automatically convert into another class.

(bullet) You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.


Institutional Class
(bullet) Institutional Class shares are available to the following group of investors:

         (bullet) officers and directors of the Fund

         (bullet) officers, directors and full-time employees of the manager or or sub-adviser, and officers, directors and full-time employees of parents and subsidiaries of the foregoing companies

         (bullet) officers, directors and full-time employees of investment advisers of other mutual funds subject to a sales charge and included in any other family of mutual funds that includes any Voyageur Fund or Delaware Investments Fund as a member (other load funds), and officers, directors and full-time employees of parents, subsidiaries and corporate affiliates of those investment advisers

         (bullet) spouses and lineal ancestors and descendants of the officers, directors/trustees and employees referenced above, and lineal ancestors and descendants of their spouses


         (bullet) investment executives and other employees of banks and dealers that have selling agreements with the Underwriter and parents, spouses and children under the age of 21 of such investment executives and other employees

         (bullet) trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity


I-N

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Government/Corporate Bond Index
An index composed of 5400 publicly issued corporate and US government debt rated Baa or better, with at least one year to maturity and at least $25 million par outstanding. The index is weighted by the market value of its bonds.


         (bullet) any state or any political subdivision thereof or any instrumentality, department, authority or agency of any state or political subdivision thereof

         (bullet) partners and full-time employees of the Fund's counsel

         (bullet) managed account clients of the manager or sub-adviser, clients of investment advisers affiliated with the Adviser or Sub-Adviser and other registered investment advisers and their clients (the Fund may be available through a broker-dealer which charges a transaction fee for purchases and sales)

         (bullet) tax-qualified employee benefit plans for employees of the Adviser or Sub-Adviser and their subsidiaries and

         (bullet) employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (which does not include Individual Retirement Accounts) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities)

(bullet) Institutional Class shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund.

(bullet) Institutional Class shares are not subject to a ontingent deferred sales charge.

(bullet) Institutional Class shares are subject to an annual 12b-1 fee which may not be greater than 0.25%. The distributor has agreed to waive 12b-1 fees for Institutional Class shares acquired by shareholders on or after March 1, 1998.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.


About your account (continued)

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on Class A, B and C shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------
                                                                 Share class
Program                   How it works                       A     B          C
------------------------------------------------------------------------------------

Letter of Intent          Through a Letter of Intent         X     Although the
                          you agree to invest a                    Letter of Intent
                          certain amount in Delaware               and Rights of
                          Investment Funds (except                 Accumulation do
                          money market funds with no               not apply to the
                          sales charge) over a 13-month            purchase of Class
                          period to qualify for reduced            B and C shares,
                          front-end sales charges.                 you can combine
                                                                   your purchase of
                                                                   Class B and C
                                                                   shares to fulfill
                                                                   your Letter of
                                                                   Intent or qualify
                                                                   for Rights of
                                                                   Accumulation.
------------------------------------------------------------------------------------
Rights of Accumulation    You can combine your holdings      X
                          or purchases of all funds in
                          the Delaware Investments
                          family (except money market
                          funds with no sales charge)
                          as well as the holdings and
                          purchases of your spouse and
                          children under 21 to qualify
                          for reduced front-end sales
                          charges.
------------------------------------------------------------------------------------
Reinvestment of Redeemed  Up to 12 months after you          X     Not available.
shares                    redeem shares, you can reinvest
                          the proceeds without paying a
                          front-end sales charge.
------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA,      These investment plans may         X     Not available.
SARSEP, Prototype Profit  qualify for reduced sales
Sharing, Pension, 401(k), charges by combining the
SIMPLE 401(k), 403(b)(7), purchases of all members
and 457 Retirement Plans  of the group. Members of
                          these groups may also qualify
                          to purchase shares without a
                          front-end sales charge and a
                          waiver of any contingent
                          deferred sales charges.
------------------------------------------------------------------------------------


N-R

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.


How to buy shares

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Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


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By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware
Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.


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Through automated shareholder services

You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.


About your account (continued)

How to buy shares (continued)

Once you have completed an application, you can generally open an account with an initial investment of $1,000, and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed:
New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, Class A, B and C shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

S-S

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

How to redeem shares


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Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


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By mail

You can redeem your shares (sell them back to the fund) by mail by writing to: Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


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By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.


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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services

You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

About your account (continued)

How to redeem shares (continued)


If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education
IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

T-V

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.


Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services to Class A, B and C share accounts.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit

With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.


Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.


Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Institutional Class shareholders may reinvest dividends only into Institutional Class shares of this Fund and not into any other Delaware Investments Funds.




Exchanges
You can exchange all or part of your Class A, B and C shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge on the shares of the fund from which you make your exchange. However, if you exchange shares from a fund that does not have a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that you acquire through the reinvestment of dividends. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may have to pay taxes on your exchange.


Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

About your account (continued)

Special services (continued)


MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.


Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.


Dividends, distributions and taxes
Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are declared and paid annually. We automatically reinvest all dividends and any capital gains, unless holders of Class A, B and C shares tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.




Other investment policies and risk considerations


GNMA certificates
The Fund may invest in certificates of the Government National Mortgage Association (GNMA). GNMA Certificates are mortgage-backed securities. Each Certificate evidences an interest in a specific pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. Scheduled payments of principal and interest are made to the registered holders of GNMA Certificates. Interest on GNMA Certificates is paid monthly rather than semi-annually as for most traditional bonds. The GNMA Certificates in which the Fund will generally invest are of the modified pass-through type. The Fund may also purchase "variable rate" GNMA Certificates and may purchase other types of certificates which may be issued with GNMA's guarantee. U.S. Government GNMA guarantees the timely payment of monthly installments of principal and interest on modified pass-through certificates at the time such payments are due, whether or not such amounts are collected by the issuer on the underlying mortgages. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments with maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments of refinancing of such mortgages or foreclosure. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. Due to the GNMA guarantee, foreclosures impose virtually no risk to principal investments.


The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates vary widely, it is not possible to accurately predict the average life of a particular pool. However, statistics indicate that the average life of the type of mortgages backing the majority of GNMA Certificates is approximately 12 years. For this reason, it is standard practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than five years.

The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. Such fees in the aggregate usually amount to approximately 1/2 of 1%.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Prepayments generally occur when interest rates have fallen. Reinvestments of prepayments will be at lower rates. Historically, actual average life has been consistent with the 12-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates and may differ from the yield based on the assumed average life. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMAs which might otherwise occur. Price changes of the GNMAs held by the Fund have a direct impact on the net asset value per share of the Fund.

Zero-coupon securities

The Fund may invest in "zero-coupon" Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons. Zero-coupon securities do not entitle the holder to any periodic payment of interest prior to maturity. Rather, such securities usually trade at a deep discount from their face value and pay their entire face value at maturity. The difference between the face value of the security (at maturity) and the amount at which the security was purchased (i.e., the "discount") represents interest income to the holder. STRIPs are a type of zero-coupon security in which the Fund may invest. STRIPs are securities where the principal and interest components are traded independently under the Separate Trading of Registered Interest and Principal Securities Program (STRIPs). Under STRIPs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of zero-coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero-coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. The Fund intends to qualify as a regulated investment company under the Code. Accordingly, during periods when the Fund receives no interest payments on its zero-coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

When-issued and delayed delivery
The Fund may purchase U.S. Government Securities on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction, except that in no case will the period from the trade date to the settlement date exceed 120 days. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and may decrease in value prior to their maturity, and no interest accrues to the purchaser during the period prior to settlement.


Short-term trading

The Fund intends to use short-term trading of its securities as a means of managing its portfolio to achieve its investment objective. The Fund will engage in short-term trading if it believes the transactions, net of costs (including commission, if any), will result in improving the income or, secondarily, appreciation potential of its portfolio. The successful use of short-term trading will depend upon the ability of the Fund to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Short-term trading such as that contemplated by the Fund places a premium upon the ability of the Fund to obtain relevant information, evaluate it promptly and take advantage of its evaluations by completing transactions on a favorable basis. As used in this section, "short-term trading" means selling securities held for a relatively brief period of time, usually less than three months.

The Fund's short-term trading may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or underwriting commissions and of transaction costs on the sale of securities as well as on reinvestment of the proceeds in other securities. In addition, frequent changes in the Fund's portfolio securities may result in greater tax liability to the Fund's shareholders by reason of more short-term capital gains. See "Dividends, distributions and taxes" and the Statement of Additional Information.

Repurchase agreements

The Fund will also seek to achieve its investment objective through investing in repurchase agreements with banks or broker/dealers deemed to be creditworthy by the manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 10% of the Fund's assets may be invested in illiquid securities, including repurchase agreements of over seven-days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. Repurchase agreements may be considered loans under the 1940 Act, but the Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

The funds in Delaware Investments have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

                              * * *

The Statement of Additional Information describes certain of these investment policies and risk considerations. The Statement of Additional Information also sets describes other investment policies, risk considerations and more specific investment restrictions.


Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund.



Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. The information for the years ended October 31, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling
800.523.1918. The information for the fiscal period ending on or before October 31, 1996 has been audited by the Fund's previous independent auditors.



                                                     Class A
------------------------------------------------------------------------------------
                                                                     Period
                                                                     7/1/96
                                         Year ended 10/31            through
U.S. Government Securities Fund         1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.600         $10.370         $10.160
Income (loss) from
investment operations
Net investment income                  0.555           0.590           0.210
Net realized and unrealized
gain (loss) on investments             0.351           0.240           0.210
                                     -------         -------         -------
Total from investment
operations                             0.906           0.830           0.420
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.566)         (0.600)         (0.210)
Distributions from net
realized gain on
investments                             none            none            none
                                     -------         -------         -------
Total dividends and
distributions                         (0.566)         (0.600)         (0.210)
                                     -------         -------         -------
Net asset value, end of
period                               $10.940         $10.600         $10.370
                                     =======         =======         =======
Total return(3)                        8.79%(4)        8.37%(4)       4.18%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                        $44,819         $52,213         $65,516
Ratio of expenses to average
net assets                             1.00%           0.93%           0.98%
Ratio of expenses to average
net assets prior to expense
limitation                             1.06%           1.01%           0.98%
Ratio of net investment
income to average net
assets                                 5.21%           5.76%           6.03%
Ratio of net investment
income to average net
assets prior to expense
limitation                             5.15%           5.68%           6.03%
Portfolio turnover                      280%            202%             66%
------------------------------------------------------------------------------------
                                                                     Period
                                                                     7/1/96
                                         Year ended 10/31            through
                                       1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(3)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     8.79%(4)        8.37%(4)        4.18%
------------------------------------------------------------------------------------




                                                    Class A
------------------------------------------------------------------------------------
                                                 Year ended 6/30
U.S. Government Securities Fund       1996            1995            1994
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.370          $9.760         $10.990
Income (loss) from
investment operations
Net investment income                  0.630           0.620           0.550
Net realized and unrealized
gain (loss) on investments            (0.230)          0.630          (0.940)
                                     -------         -------         -------
Total from investment
operations                             0.400           1.250          (0.390)
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.610)         (0.620)         (0.550)
Distributions from net
realized gain on
investments                             none          (0.020)         (0.290)
                                     -------         -------         -------
Total dividends and
distributions                         (0.610)         (0.640)         (0.840)
                                     -------         -------         -------
Net asset value, end of
period                               $10.160         $10.370          $9.760
                                     =======         =======         =======
Total return(3)                        3.88%          13.45%          (3.95%)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                        $68,442         $75,886         $84,660
Ratio of expenses to average
net assets                             0.97%           0.95%           0.96%
Ratio of expenses to average
net assets prior to expense
limitation                             0.97%           0.95%           0.96%
Ratio of net investment
income to average net
assets                                 6.07%           6.38%           5.10%
Ratio of net investment
income to average net
assets prior to expense
limitation                             6.07%           6.38%           5.10%
Portfolio turnover                      145%            144%            124%
------------------------------------------------------------------------------------
                                                 Year ended 6/30
                                       1996            1995            1994
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(3)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     3.88%          13.45%          -3.95%
------------------------------------------------------------------------------------



                                                     Class B
------------------------------------------------------------------------------------
                                                                    Period
                                                                    7/1/96
                                         Year ended 10/31           through
U.S. Government Securities Fund        1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.610         $10.380         $10.170
Income (loss) from
investment operations
Net investment income                  0.477           0.520           0.180
Net realized and unrealized
gain (loss) on investments             0.348           0.240           0.210
                                     -------         -------         -------
Total from investment
operations                             0.825           0.760           0.390
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.485)         (0.530)         (0.180)
Distributions from net
realized gain on
investments                             none            none            none
                                     -------         -------         -------
Total dividends and
distributions                         (0.485)         (0.530)         (0.180)
                                     -------         -------         -------
Net asset value, end of
period                               $10.950         $10.610         $10.380
                                     =======         =======         =======
Total return(4)                        7.97%(5)        7.59%(5)        3.91%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $4,582          $2,257          $2,139
Ratio of expenses to average
net assets                             1.75%           1.67%           1.73%
Ratio of expenses to average net
assets prior to expense limitation     1.81%           1.75%           1.73%
Ratio of net investment
income to average net
assets                                 4.46%           5.02%           5.24%
Ratio of net investment income to
average net assets prior to
expense limitation                     4.40%           4.94%           5.24%
Portfolio turnover                      280%            202%             66%
------------------------------------------------------------------------------------
                                                                    Period
                                                                    7/1/96
                                         Year ended 10/31           through
                                       1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     7.97%(5)        7.59%(5)        3.91%
------------------------------------------------------------------------------------



                                                     Class B
------------------------------------------------------------------------------------
                                                                     Period
                                                                    6/7/94 (3)
                                          Year ended 6/30            through
U.S. Government Securities Fund        1996            1995          6/30/94
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.380          $9.750         $10.050
Income (loss) from
investment operations
Net investment income                  0.570           0.560           0.010
Net realized and unrealized
gain (loss) on investments            (0.230)          0.650          (0.280)
                                     -------         -------         -------
Total from investment
operations                             0.340           1.210          (0.270)
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.550)         (0.560)         (0.010)
Distributions from net
realized gain on
investments                             none          (0.020)         (0.020)
                                     -------         -------         -------
Total dividends and
distributions                         (0.550)         (0.580)         (0.030)
                                     -------         -------         -------
Net asset value, end of
period                               $10.170         $10.380          $9.750
                                     =======         =======         =======
Total return(4)                        3.32%(5)       12.90%(5)       (2.68%)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $1,780            $139             $24
Ratio of expenses to average
net assets                             1.46%           1.54%           0.30%(6)
Ratio of expenses to average net
assets prior to expense limitation     1.63%           1.69%           0.30%(6)
Ratio of net investment
income to average net
assets                                 5.55%           5.56%           0.11%(6)
Ratio of net investment income
to average net assets prior to
expense limitation                     5.38%           5.41%           0.11%(6)
Portfolio turnover                      145%            144%            124%
------------------------------------------------------------------------------------
                                                                     Period
                                                                    6/7/94 (3)
                                          Year ended 6/30            through
                                       1996            1995          6/30/94
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     3.32%(5)       12.90%(5)       -2.68%
------------------------------------------------------------------------------------


1 On May 1, 1997, Delaware Management Company replaced Voyageur Fund
  Managers, Inc. as the Fund's investment manager.

2 Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31; ratios have been annualized.

3 Date of initial offering.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return for periods less than 12 months have not been annualized.

5 Total return reflects expense limitations in effect during the period.

6 Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.



Financial information (Continued)

Financial highlights (Continued)





                                                    Class C
------------------------------------------------------------------------------------
                                                                     Period
                                                                      7/1/96
                                          Year ended 10/31           through
U.S. Government Securities  Fund       1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.590         $10.360         $10.150
Income (loss) from
investment operations
Net investment income                  0.477           0.520           0.180
Net realized and unrealized
gain (loss) on investments             0.348           0.240           0.210
                                     -------         -------         -------
Total from investment
operations                             0.825           0.760           0.390
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.485)         (0.530)         (0.180)
Distributions from net
realized gain on
investments                             none            none            none
                                     -------         -------         -------
Total dividends and
distributions                         (0.485)         (0.530)         (0.180)
                                     -------         -------         -------
Net asset value, end of
period                               $10.930         $10.590         $10.360
                                     =======         =======         =======
Total return(4)                        7.98%(5)        7.60%(5)        3.92%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                           $385            $138            $234
Ratio of expenses to average
net assets                             1.75%           1.68%           1.73%
Ratio of expenses to average
net assets prior to expense
limitation                             1.81%           1.76%           1.73%
Ratio of net investment
income to average net
assets                                 4.46%           5.02%           5.26%
Ratio of net investment income
to average net assets prior to
expense limitation                     4.40%           4.94%           5.26%
Portfolio turnover                      280%            202%             66%
------------------------------------------------------------------------------------
                                                                     Period
                                                                      7/1/96
                                          Year ended 10/31           through
                                       1998           1997(1)      10/31/96(2)
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     7.98%(5)        7.60%(5)        3.92%
------------------------------------------------------------------------------------




                                             Class C
------------------------------------------------------------------------------------
                                                      Period
                                                      1/10/95(3)
                                    Year ended        through
U.S. Government Securities Fund       6/30/96         6/30/95
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.360          $9.480
Income (loss) from
investment operations
Net investment income                  0.550           0.270
Net realized and unrealized
gain (loss) on investments            (0.230)          0.880
Total from investment
operations                             0.320           1.150
Less dividends and
distributions
Dividends from net
investment income                     (0.530)         (0.270)
Distributions from net
realized gain on
investments                             none            none
                                     -------         -------
Total dividends and
distributions                         (0.530)         (0.270)
                                     -------         -------
Net asset value, end of
period                               $10.150         $10.360
                                     =======         =======
Total return(4)                        3.11%          12.73%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                           $224            $221
Ratio of expenses to average
net assets                             1.70%           1.62%(6)
Ratio of expenses to average
net assets prior to expense
limitation                             1.70%           1.65%(6)
Ratio of net investment
income to average net
assets                                 5.33%           5.10%(6)
Ratio of net investment income
to average net assets prior to
expense limitation                     5.33%           5.07%(6)
Portfolio turnover                      145%            144%
------------------------------------------------------------------------------------
                                                      Period
                                                      1/10/95(3)
                                    Year ended        through
                                      6/30/96         6/30/95
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     3.11%          12.73%
------------------------------------------------------------------------------------




                                               Institutional Class
------------------------------------------------------------------------------------
                                                                     Period
                                                                     7/1/96
                                         Year ended 10/31            through
U.S. Government Securities Fund        1998           1997(1)       10/31/96(2)
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.600         $10.370         $10.160
Income (loss) from
investment operations
Net investment income                  0.555           0.600           0.210
Net realized and unrealized
gain (loss) on investments             0.351           0.240           0.210
                                     -------         -------         -------
Total from investment
operations                             0.906           0.840           0.420
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.566)         (0.610)         (0.210)
                                     -------         -------         -------
Distributions from net
realized gain on
investments                             none            none            none
                                     -------         -------         -------
Total dividends and
distributions                         (0.566)         (0.610)         (0.210)
                                     -------         -------         -------
Net asset value, end of
period                               $10.940         $10.600         $10.370
                                     =======         =======         =======
Total return(4)                        8.79%(5)        8.39%(5)        4.17%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                        $37,097         $45,589         $50,066
Ratio of expenses to average
net assets                             1.00%           0.93%           0.99%
Ratio of expenses to average
net assets prior to
expense limitation                     1.06%           1.01%           0.99%
Ratio of net investment
income to average net
assets                                 5.21%           5.76%           6.00%
Ratio of net investment income
to average net assets prior to
expense limitation                     5.15%           5.68%           6.00%
Portfolio turnover                      280%            202%             66%
------------------------------------------------------------------------------------
                                                                     Period
                                                                     7/1/96
                                         Year ended 10/31            through
                                       1998           1997(1)       10/31/96(2)
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     8.79%(5)        8.39%(5)        4.17%
------------------------------------------------------------------------------------




                                             Institutional Class
------------------------------------------------------------------------------------
                                                                      Period
                                                                     6/7/94(3)
                                        Year ended 6/30              through
U.S. Government Securities Fund        1996            1995          6/30/94
------------------------------------------------------------------------------------

Net asset value, beginning
of period                            $10.370          $9.750         $10.050
Income (loss) from
investment operations
Net investment income                  0.630           0.620           0.010
Net realized and unrealized
gain (loss) on investments            (0.230)          0.640          (0.280)
                                     -------         -------         -------
Total from investment
operations                             0.400           1.260          (0.270)
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.610)         (0.620)         (0.010)
Distributions from net
realized gain on
investments                             None          (0.020)         (0.020)
                                     -------         -------         -------
Total dividends and
distributions                         (0.610)         (0.640)         (0.030)
                                     -------         -------         -------
Net asset value, end of
period                               $10.160         $10.370          $9.750
                                     =======         =======         =======
Total return(4)                        3.88%          13.57%          (2.64%)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                        $41,688         $54,445         $49,898
Ratio of expenses to average
net assets                             0.97%           0.94%           0.25%(6)
Ratio of expenses to average
net assets prior to expense
limitation                             0.97%           0.94%           0.25%(6)
Ratio of net investment
income to average net
assets                                 6.07%           6.39%           0.16%(6)
Ratio of net investment income
to average net assets prior to
expense limitation                     6.07%           6.39%           0.16%(6)
Portfolio turnover                      145%            144%            124%
------------------------------------------------------------------------------------
                                                                      Period
                                                                     6/7/94(3)
                                        Year ended 6/30              through
                                       1996             1995          6/30/94
------------------------------------------------------------------------------------
Volatility

Volatility, as indicated by
year-by-year return(4)
Volatility chart is not part
of the Financial Highlights
and has not been audited by
Ernst & Young LLP.                     3.88%          13.57%          -2.64%
------------------------------------------------------------------------------------


1 On May 1, 1997, Delaware Management Company replaced Voyageur Fund
  Managers, Inc. as the Fund's investment manager.

2 Effective October 31, 1996, the Fund changed its fiscal year end from June 30 to October 31; ratios have been annualized.

3 Date of initial offering.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return for the periods less than 12 months have not been annualized.

5 Total return reflects expense limitations in effect during the period.

6 Annualized.

7 Ratios presented for the period from June 7, 1994 to June 30, 1994 are not annualized as they are not indicative of anticipated annual results.


How to read the Financial Highlights


Net investment income

Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return

This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.


Net assets

Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page 26)


How to read the financial highlights

(begins on page 24)

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets

We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.


Delaware-Voyageur
U.S Government Securities Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.


Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

(bullet) For fund information; literature; price, yield and performance figures.

(bullet) For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

(bullet) For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(r) service.

Investment Company Act file number: 811-5267


[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

P-002 [--] PP 2/99




                            STATEMENT OF ADDITIONAL INFORMATION
                                                  MARCH 1, 1999

VOYAGEUR FUNDS, INC.
DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND

1818 Market Street
Philadelphia, PA  19103

For Prospectus, Performance and Information on Existing Accounts:
Nationwide 800-523-1918

Dealer Services:
(BROKER/DEALERS ONLY) Nationwide 800-362-7500

     Voyageur Funds, Inc. is a professionally-managed mutual fund of the series type which currently offers one series of shares:
Delaware-Voyageur US Government Securities Fund (the "Fund").
The Fund offers four  classes: Class A Shares, Class B Shares,
Class C Shares and Institutional Class Shares.

     This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated March 1, 1999 as it may be amended from time to time. Part B should be read in conjunction with the Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into Prospectus.
The Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS

Cover Page

Investment Restrictions and Policies

Accounting and Tax Issues

Performance Information

Trading Practices and Brokerage

Purchasing Shares

Investment Plans

Determining Offering Price and Net Asset Value

Redemption and Exchange

Distributions and Taxes

Investment Management Agreement and
Sub-Advisory Agreement

Officers and Directors

General Information

Appendix A--Description of Ratings

Appendix B - General Characteristics and Risks of Options and Futures

Appendix C--Investment Objectives of the Other Funds in the Delaware Investments Family

Financial Statements

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
     The Fund has adopted certain investment restrictions set forth below which, together with the investment objectives of the Fund and other policies which are specifically identified as fundamental in the Prospectus or herein cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares of the Fund.
The following investment restrictions apply to the Fund. The Fund will not:

     1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund=s total assets. The Fund will not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce the Fund=s net income.

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 5% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     4. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     5. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

     7. Purchase or sell commodities or commodity contracts.

     8. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies and through repurchase agreements.

     9. Invest in securities of any issuer if, to the knowledge of the Fund, officers and directors of the Fund or officers and directors of the Fund=s investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5%.

     10. Purchase securities restricted as to resale.

     11. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of securities issued by banks and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     12. Invest in (a) securities which in the opinion of the Fund=s investment adviser at the time of such investment are not readily marketable, and (b) securities the disposition of which is restricted under federal securities laws (as described in fundamental restriction
(10) above).

     13. Invest in securities of other investment companies, except as part of a merger, consolidation or acquisition of assets.

     14. Purchase options or puts, calls, straddles, spreads or combinations thereof; in connection with the purchase of fixed-income securities, however, the Fund may acquire attached warrants or other rights to subscribe for securities of companies issuing such fixed-income securities or securities of parents or subsidiaries of such companies. (The Fund=s investment policies do not currently permit it to exercise warrants or rights with respect to equity securities.)

     15. Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

When Issued and Delayed Delivery Securities
     When issued and delayed delivery transactions permit the Fund to lock-in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its commitments for such when-issued or delayed delivery securities. The Fund generally will enter into agreements to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities. The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or delayed delivery basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Although the Fund dos not presently intend to do so, these risks could result in increased volatility of the Fund=s net asset value to the extent that the Fund purchases securities on a when-issued or delayed delivery basis while remaining substantially fully invested.

Repurchase Agreements
     The Fund will also follow the collateral custody, protection and perfection guidelines recommended by the Comptroller of the Currency for the use of national banks in their direct repurchase agreement activities.
 As an additional safety measure, the Fund will enter into repurchase agreements only with primary dealers that report to the Federal Reserve Bank of New York or with the 100 largest U. S. commercial banks, as measured by domestic deposits.

ACCOUNTING AND TAX ISSUES

     When the Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     Other Tax Requirements -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

     In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

     (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

     (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

     The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

PERFORMANCE INFORMATION

     From time to time, the Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. The Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, the Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

     In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Fund.

     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                n
                           P(1 + T)  = ERV

     Where:      P      =      a hypothetical initial purchase order of
                               $1,000 from which, in the case of only
                               Class A Shares, the maximum front-end
                               sales charge is deducted;

                 T      =      average annual total return;

                 n      =      number of years; and

                 ERV    =      redeemable value of the hypothetical
                               $1,000 purchase at the end of the period after the deduction of the applicable
                               CDSC, if any, with respect to Class B
                               Shares and Class C Shares.

     Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in the Fund in the future.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

     The Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

     The performance of each Class, as shown below, is the average annual total return quotations through October 31, 1998, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charges paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of the maximum front-end sales charge of 4.75%. The average annual total return for Class B
Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1998. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1998 and therefore does not reflect the deduction of a CDSC.

     Securities prices fluctuated during the periods covered, and past results should not be considered as representative of future performance.

                        Average Annual Total Return(1)

                       Class A           Class A      Institutional Class
                      (at offer)         (at NAV)

     1 year ended
     10/31/98           3.60%              8.79%             8.78%


                      Class B            Class B           Class C
                  (including CDSC)   (excluding CDSC)  (including CDSC)

     1 year ended
     10/31/98           3.97%              7.97%             6.98%


                      Class C
                  (excluding CDSC)

     1 year ended
     10/31/98           7.98%


     10/31/98


     3 years ended
     10/31/98           5.57%              7.29%             7.28%

     3 years ended
     10/31/98           5.63%              6.52%             6.49%

     3 years ended
     10/31/98           6.49%


     5 years ended
     10/31/98           5.06%              6.08%               N/A

     5 years ended
     10/31/98             N/A                N/A               N/A

     5 years ended
     10/31/98             N/A

     10 years ended
     10/31/98           8.33%              8.85%               N/A

     10 years ended
     10/31/98             N/A                N/A               N/A


     10 years ended
     10/31/98             N/A

     Life of Fund(2)    8.43%              8.92%             8.16%

     Life of Fund(2)    7.08%              7.43%             9.33%

     Life of Fund(2)    9.33%


(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.

(2)  Class A Shares commenced operation on November 2, 1987;
     Institutional Class Shares commenced operations on June 7, 1994; Class B Shares commenced operations on June 7, 1994; Class C
     Shares commenced operations on January 10, 1995.

     As stated in the Prospectus, the Fund may also quote the current yield for each Class in advertisements and investor communications.

     The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                      a--b          6
        YIELD = 2[(-------- + 1) -- 1]
                       cd

     Where: a = dividends and interest earned during the period;

            b = expenses accrued for the period (net of reimbursements);

            c = the average daily number of shares outstanding during
                the period that were entitled to receive dividends;

            d = the maximum offering price per share on the last day of the period.


     The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. Using this formula, the yields for Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares for the 30-day period ended October 31, 1998 were 4.64%, 4.11%, 4.12% and 4.87%, respectively. Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC and also reflect voluntary waivers in effect during the period. Actual yield may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any class of the Fund in the future.

     The average weighted portfolio maturity at October 31, 1998 for the Fund was 21.30 years.


     Investors should note that the income earned and dividends paid by the Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of the fund may change. Unlike money market funds, the Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. The Fund's net asset value will tend to rise when interest rates fall.

     Conversely, the Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in the Fund will vary from day to day and investors should consider the volatility of the Fund's net asset value as well as its yield before making a decision to invest.

     From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

     Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

     Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

     Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

     Total return performance for each Class of the Fund will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in thecase of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. The performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. The net asset values of the Fund fluctuate so shares, when redeemed, may be worth more or less than the original investment, and the Fund's results should not be considered a guarantee of future performance.

     The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Fund through October 31, 1998 For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.



                                      Cumulative Total Return(1)

                          Class A          Class A   Institutional       Class B
                         (at offer)       (at NAV)      Class        (including CDSC)

        3 months ended
        10/31/98          (1.38%)           3.51%       3.51%             (0.69%)

        6 months ended
        10/31/98           0.54%(2)         5.56%       5.55%              1.15%

        9 months ended
        10/31/98           1.02%            6.02%       5.92%              1.32%

        1 year ended
        10/31/98           3.60%            8.79%       8.78%              3.97%

        3 years ended
        10/31/98          17.66%           23.49%      23.48%             17.87%

        5 years ended
        10/31/98          28.00%           34.34%         N/A                N/A

        10 years ended
        10/31/98         122.51%          133.60%         N/A                N/A

        Life of Fund(3)  143.61%          155.79%      41.23%             35.13%



                         Class B           Class C               Class C
                     (excluding CDSC)  (including CDSC)      (excluding CDSC)

        3 months ended
        10/31/98           3.31%            2.32%                  3.32%

        6 months ended
        10/31/98           5.15%            4.16%                  5.16%

        9 months ended
        10/31/98           5.32%            4.43%                  5.43%

        1 year ended
        10/31/98           7.97%            6.98%                  7.98%

        3 years ended
        10/31/98          20.87%           20.77%                 20.77%

        5 years ended
        10/31/98             N/A              N/A                    N/A

        10 years ended
        10/31/98             N/A              N/A                    N/A

        Life of Fund(3)   37.13%           40.46%                 40.46%



(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without the fee waivers and expense payments. See Plan under Rule 12b-1 under Purchasing Shares and Investment Management Agreement and Sub-Advisory Agreement for information about voluntary fee waivers and expense payments in effect through April 30, 1999.

(2) For the six-month period ended October 31, 1998, cumulative total return for Class A Shares at net asset value was 5.56%.


(3)     Class A Shares commenced operation on November 2, 1987;
        Institutional Class Shares commenced operations on June 7, 1994; Class B Shares commenced operations on June 7, 1994; Class C Shares commenced operations on January 10, 1995.

     Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's and Sub-Adviser's overriding investment philosophy and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or the Manager, including the number of such clients serviced by Delaware or the Manager.

Dollar-Cost Averaging
     For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

     Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and
Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

     The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                             Number
              Investment     Price Per      of Shares
                Amount         Share        Purchased


Month 1          $100          $10.00           10
Month 2          $100          $12.50            8
Month 3          $100          $ 5.00           20
Month 4          $100          $10.00           10
-------------------------------------------------------
                 $400          $37.50           48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

     This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund available from the Delaware Investments family of funds.

THE POWER OF COMPOUNDING
     When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

     Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's and Sub-Adviser's (collectively referred to in this section as the "Manager") judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the fiscal years ended October 31, 1996, 1997 and 1998, no brokerage commissions were paid by the Fund.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses.
Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     During the fiscal year ended October 31, 1998, there were no portfolio transactions of the Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

     As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement and Sub-Advisory Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Voyageur Funds, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds available from Delaware Investments. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Voyageur Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family of funds, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute portfolio transactions.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective. The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable by the Fund's shareholders to the extent of any net realized capital gains. The Fund's portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     The Fund may hold securities for any period of time. The Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.


     The portfolio turnover rate of the Fund was 202% for the fiscal year ended October 31, 1997 and 280% for the fiscal year ended October 31, 1998.


PURCHASING SHARES

     The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for information on how to invest. Shares of the Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Voyageur Funds, Inc. or the Distributor.

     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Voyageur Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

     Selling dealers are responsible for transmitting orders promptly. Voyageur Funds, Inc. reserves the right to reject any order for the purchase of its shares of the Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Voyageur Funds, Inc. and the Distributor intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within the first two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.
See Automatic Conversion of Class B Shares below.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

     Institutional Class Shares are purchased at net asset value without the imposition of a front-end or contingent deferred sales charge. Institutional Class Shares are subject to annual 12b-1 Plan expenses for the life of the investment. However, the Distributor has voluntarily elected to waive its right to receive 12b-1 fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. See Plan Under Rule 12b-1 under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares, of any expenses under the Fund's 12b-1 Plan.

     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Voyageur Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase, or whether they qualify to purchase Institutional Class Shares. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption and, in the case of Institutional Class Shares, from the proceeds of the 12b-1 Plan fees. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares,
Class C Shares and Institutional Class Shares.   Investors should
understand that the purpose and function of the Classes' 12b-1 Plan and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares and the 12b-1 Plan applicable to Institutional Class Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

     Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual
12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange.
Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plan Under Rule 12b-1
     Pursuant to Rule 12b-1 under the 1940 Act, Voyageur Funds, Inc. has adopted a plan for each Class (the "Plan"). The Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of the respective Class of shares.

     The Plan permits the Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, the Fund may make payments out of the assets of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The maximum aggregate fee payable by the Fund under its Plan, and the Fund's Distribution Agreement, is on an annual basis, up to 0.25% of each of the Class A Shares' and Institutional Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Voyageur Funds, Inc.'s Board of Directors may reduce these amounts at any time.

     The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees with respect to Institutional Class Shares acquired by shareholders on or after March 1, 1998. Thus, so long as the Distributor's voluntary waiver is in effect, the formula for determining the annual fee payable on a monthly basis under the Plan with respect to Institutional Class Shares will be the amount obtained by multiplying 0.25% by the average daily net assets represented by shares of the Class that were acquired before March 1, 1998. While this is the method for calculating the 12b-1 Plan fee payable by the Institutional Class, the 12b-1 Plan fee is an Institutional Class expense. As a result, all Institutional Class shareholders, regardless of when they purchase their shares, will bear 12b-1 Plan expenses at the same share rate. As the portion of assets attributable to Institutional Class Shares acquired by shareholders on or after March 1, 1998 increases, and so long as the Distributor's voluntary waiver is in effect, this figure will decrease.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plan and the Distribution Agreement, as amended, have been approved by the Board of Directors of Voyageur Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Voyageur Funds, Inc. and who have no direct or indirect financial interest in the Plan, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreements. Continuation of the Plan and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

     Each year, the directors must determine whether continuation of the Plan is in the best interest of shareholders of the Classes of the Fund and that there is a reasonable likelihood of the Plan providing a benefit to the Classes. The Plan and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the Classes. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the outstanding voting securities of the Classes, as well as by a majority vote of those directors who are not "interested persons." Also, any material amendment to the Plan must be approved by a majority vote of the directors including a majority of the noninterested directors of Voyageur Funds, Inc. having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of directors who are not "interested persons" of Voyageur Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Directors for their review.


     For the fiscal year ended October 31, 1998, payments from Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Fund amounted to $323,997, $114,414, $15,160 and $45,374, respectively.
These payments were used for the following purposes:




                                                                       Institutional
                              A Class     B Class       C Class        Class
                              -------     -------       -------        -------------

Advertising                   $1,155       $214
Annual/Semi-Annual Reports    14,917
Broker Trails                252,917     27,838          $6,313           $20,458
Broker Sales Charges                     38,766           5,990
Dealer Service Expenses          145                                          656
Interest on Broker Sales
Charges                                  41,325           1,410
Commissions to Wholesalers    13,392      5,543           1,158            11,925
Promotional-Broker Meetings                 258             148             2,987
Promotional-Other             23,634                                          716
Prospectus Printing           16,857
Telephone
Wholesaler Expenses              980        470             141             8,632

Other


Other Payments to Dealers
     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
     Class A Shares of the Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of funds in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to, and received written confirmation back from, Retirement Financial Services, Inc. in writing that it has the requisite number of employees. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

     Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Voyageur Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares, Class C Shares and Institutional Class Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware
Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies.
 No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Adviser Funds, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed.
The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
     Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in Delaware Investments offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) in connection with the features described above.

Group Investment Plans

     Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
     Institutional Class Shares are available to a limited group of investors with no sales charge at the time of purchase and no contingent deferred sales charge upon redemption. Institutional Class Shares are subject to a Rule 12b-1 fee payable at an annual rate of 0.25% of the Fund=s average daily net assets attributable to Institutional Class Shares. See Distribution (12b-1) and Service under Purchasing Shares for a discussion of the Distributor's voluntary waiver of the fee with respect to Institutional Class Shares acquired on or after March 1, 1998.

     The investors who may purchase Institutional Class Shares include: (a) officers and directors of the Fund; (b) officers, directors and full-time employees of the Manager or Sub-Adviser, and officers, directors and full-time employees of parents and subsidiaries of the foregoing companies; (c) officers, directors and full-time employees of investment advisers of other mutual funds subject to a sales charge and included in any other family of mutual funds that includes any Voyageur Fund or Delaware Investments Fund as a member ("Other Load Funds"), and officers, directors and full-time employees of parents, subsidiaries and corporate affiliates of such investment advisers; (d) spouses and lineal ancestors and descendants of the officers, directors/trustees and employees referenced in clauses (a), (b) and (c), and lineal ancestors and descendants of their spouses; (e) investment executives and other employees of banks and dealers that have selling agreements with the Underwriter and parents, spouses and children under the age of 21 of such investment executives and other employees; (f) trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity; (g) any state or any political subdivision thereof or any instrumentality, department, authority or agency of any state or political subdivision thereof; (h) partners and full-time employees of the Fund=s counsel; (i) managed account clients of the Adviser or Sub-Adviser, clients of investment advisers affiliated with the Adviser or Sub-Adviser and other registered investment advisers and their clients (the Fund may be available through a broker-dealer which charges a transaction fee for purchases and sales); (j) tax-qualified employee benefit plans for employees of the Adviser or Sub-Adviser and their subsidiaries and (k) employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code") (which does not include Individual Retirement Accounts) and custodial accounts under
Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of a Class
(based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. Dividends from Institutional Class Shares may be directed only to Institutional Class Shares of the Fund.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another mutual fund in Delaware Investments, you may write and authorize an exchange of part or all of your investment into Class A Shares, Class B Shares and Class C Shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds available from Delaware Investments, including other Class A Shares, but may not exchange their Class A Shares for Institutional Class Shares of the Fund, or for Class B Shares or Class C Shares of the Fund or of any other fund available from Delaware Investments. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds.
Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Institutional Class Shares of the Fund may not exchange their shares for any Class of the Fund or for any other fund available from Delaware Investments.

     Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

     See Allied Plans for information on exchanges by participants in an Allied Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                          *     *     *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank.
In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Class A, B and C Shares account.
The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Voyageur Funds, Inc. for proper instructions.

MoneyLine (SM) On Demand
     You or your investment dealer may request purchases of Class A, B or C Shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account.
Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders can use the Wealth Builder Option to invest in Class A, B or C Shares through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Class A, B and C shareholders also may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option.
If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

     The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value.
 The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Class A,
B and C Shares are available through the Asset Planner Service.
Generally, only shares within the same class may be used within the same
Strategy.   However, Class A Shares of the Fund and of other funds in the
Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

     An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include
Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans
     An investment in Class A, Class B andClass C Shares may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

     Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

     Taxable distributions from the retirement plans described below may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
     Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
     The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
     An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

     Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

     Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
     Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

     A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

     (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

     (2) Substantially equal installment payments for a period certain of 10 or more years;

     (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

     (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

     (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
     For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

     Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

     Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
     For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

     This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

     Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

     Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

     A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or
(ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Class A, B and C Shares are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
     Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans.
Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus.

Deferred Compensation Plan for State and Local Government Employees
("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus.

SIMPLE IRA
     A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. See Distribution and Service under Investment Management Agreement and Sub-Advisory Agreement. Selling dealers have the responsibility of transmitting orders promptly.

     The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Fund's financial statements which are incorporated by reference into this Part B.

     The Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

     Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes. Due to the specific distribution expenses and other costs that may be allocable to each Class, the dividends paid to each Class may vary. The net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND EXCHANGE

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. [See Taxes.] Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds.
 The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Voyageur Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within the first two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable
CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
     You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
     You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your Class A, B or C Shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Insitutional Class Shares in certificate form, you may redeem or, in the case of Class A Shares, exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests. The Telephone Exchange service is not available to Institutional Class Shares.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50 for Class A, B and C Shares) will be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future. This service is not available to Institutional Class Shares.

MoneyLine (SM) On Demand
     You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account.
Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges

     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds:
(1) Decatur Equity Income Fund, (2) Growth and Income Fund, (3) Delaware Balanced Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).


     The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
     Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC.
Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Class. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

     Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class
A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C
Shares
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.




DISTRIBUTIONS AND TAXES

     The Fund declares a dividend to shareholders of each Class from net investment income on a daily basis. Dividends are declared each day the Fund is open and paid monthly. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day. Purchases of shares of the Fund by wire begin earning dividends when converted into Federal Funds and are available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. Voyageur Funds, Inc. reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares will each bear distribution fees payable under their respective 12b-1 Plans.

     Dividends are automatically reinvested in additional shares of the same Class of the Fund at net asset value, unless, in the case of Class A Shares, Class B Shares and Class C Shares, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

     Any distributions from net realized securities profits will be made twice a year. Payment would be made during the first quarter of the next fiscal year. Such distributions will be reinvested in shares, unless the shareholders elect to receive them in cash. The Fund will mail a quarterly statement showing the dividends paid and all the transactions made during the period.

     Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

     "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

     "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

     "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

See also Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Voyageur Funds, Inc.'s Board of Directors.


     The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On October 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $42 billion in assets in the various institutional or separately managed (approximately $24,854,600,000) and investment company (approximately $17,780,970,000) accounts.


     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the board of directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National as a result of Lincoln National's acquisition of DFG.

     Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned", as that term is defined by the 1940 Act, and the previous agreement therefore terminated upon the completion of the acquisition. The board of directors of Voyageur Funds, Inc. unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of the Fund approved its Investment Management Agreement with Voyageur, an indirect wholly-owned subsidiary of Lincoln National, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for the Fund.


     Beginning May 1, 1997, Delaware Management Company became the Fund's Investment Manager and Voyageur Asset Management LLC became the sub-adviser. The Investment Management Agreement into which the Fund's Manager has entered has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Voyageur Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Voyageur Funds, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.


     Under its Investment Management Agreement, the Manager is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.

     Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of the Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made with Voyageur Funds, Inc.=s Trading Department. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser a fee equal to one-half of the actual fee paid to the Manager under the terms of the Investment Management Agreement.

     The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

     In connection with the merger transaction described above, the Manager has agreed for the period from May 1, 1997 through April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of the Fund. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund=s expenses. This agreement replaces a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.


     On October 31, 1998, the total net assets of Voyageur Funds, Inc. were $86,883,024.


     Investment management fees incurred by the Fund for the last 3 fiscal years follow:

Period                           Incurred          Paid            Waived
Year Ended

October 31, 1998                 $455,622        $398,138         $57,484


Year Ended
October 31, 1997                 $568,682        $476,490         $92,192

Period Ended
October 31, 1996                 $187,687        $187,687            $-0-

Year Ended
June 30, 1996                    $609,965        $608,359          $1,606


     For the fiscal year ended October 31, 1998, the Manager did not pay any fees to the Sub-Adviser.


     Under the general supervision of the Board of Directors, the Manager makes and executes all investment decisions for the Fund. The Manager pays the salaries of all directors, officers and employees of Voyageur Funds, Inc. who are affiliated with the Manager. The Fund pays all of its other expenses.

Distribution and Service
     The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of the Fund's shares under a Distribution Agreement dated March 1, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan. See Distribution (12b-1) and Service under Purchasing Shares for a discussion of the Distributor's waiver with respect to Institutional Class Shares. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of April 30, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

     The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

     The business and affairs of Voyageur Funds, Inc. are managed under the direction of its Board of Directors.

Certain officers and directors of Voyageur Funds, Inc. hold identical positions in each of the other funds in Delaware Investments. On January 31, 1999 Voyageur Funds, Inc.'s officers and directors owned less than 1% of the outstanding shares of Class A, Class B, Class C and Institutional Class of the Fund.

As of January 31, 1999 management believes the following shareholders held 5% or more of the outstanding shares of a Class:




Class                        Name and Address of Account    Share Amount    Percentage

US Government Securities     City of Kentwood                290,225.410       7.39%
Fund A Class                 Attn: Tom Chase
                             4900 Breton Avenue SE
                             P.O. Box 8848
                             Kentwood, MI 49508

US Government Securities     Merrill Lynch, Pierce,
Fund B Class                 Fenner & Smith                   29,311.990       5.87%
                             For the Sole Benefit of its
                             Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive, East -
                             2nd Floor
                             Jacksonville, FL 32246

                             BNC Partnership                  27,002.950       5.40%
                             Attn: Mike Schmitz
                             c/o BNC National Bank Trust Dept.
                             322 East Main Street
                             Bismarck, ND 58501

                             Volunteer Medical Service        25,372.940       5.08%
                             Corps. of Lansdale
                             P.O. Box 208
                             175 Medical Campus Drive
                             Lansdale, PA 19446-0208


Class                        Name and Address of Account    Share Amount    Percentage

US Government Securities     Paine Webber                      7,937.070      12.98%
Fund C Class                 For the Benefit of Paine
                             Webber CDN FBO
                             Daniel W. Drake
                             P.O. Box 3321
                             Weehawken, NJ 07087

                             Merrill Lynch, Pierce, Fenner     7,451.580      12.19%
                             & Smith
                             For the Sole Benefit of its
                             Customers
                             Attn: Fund Administration
                             4800 Deer Lake Drive, East -
                             2nd Floor
                             Jacksonville, FL 32246

                             DMTC Custodian for the IRA of     4,857.310       7.94%
                             Theodrick B. Pryor
                             P.O. Box 2096
                             Post Falls, ID 83877-2096

                             DMTC Custodian for the IRA of     4,779.850       7.82%
                             Claudia J. Dixon-Pryor
                             P.O. Box 2096
                             Post Falls, ID 83877-2096

                             Donaldson, Lufkin, Jenrette       3,334.030       5.45%
                             Securities Corporation, Inc.
                             P.O. Box 2052
                             Jersey City, NJ 07303-2052

                             DMTC Custodian for the IRA of     3,088.730       5.05%
                             Beverly J. Henderson
                             P.O. Box 2085
                             Post Falls, ID 83877-2085


US Government Securities     Bankers Trust Co. as Trustee  3,247,487.340      87.94%
Fund Institutional Class     for Public Service Electric
                             & Gas Co.
                             Master Employee Benefit Plan
                             34 Exchange Place
                             Attn: Donna Dekowski
                             New Jersey, NJ 07303




     DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     Directors and principal officers of Voyageur Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (61)

[Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family and Delaware Capital
Management, Inc. Chairman, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.

Chairman, President, Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Chairman, President, Chief Executive Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust)

Chairman, Chief Executive Officer and Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust)

Chairman, Chief Executive Officer and Director of Delaware International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.

President and Chief Executive Officer of Delvoy, Inc.

Chairman of Delaware Distributors, L.P.

Director of Delaware Service Company, Inc. and Retirement Financial
Services, Inc.

During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.]


*Jeffrey J. Nick (45)

President, Chief Executive Officer, Chairman and Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

President and Director of Delaware Management Holdings, Inc.

President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc.

President of Lincoln Funds Corporation

Director of Delaware International Advisers Ltd.

From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)

Executive Vice President of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family, Delaware Management
Holdings, Inc., Delaware Management Company (a series of Delaware
Management Business Trust) and Delaware Capital Management, Inc.

President of Delaware Investment Advisers (a series of Delaware Management Business Trust)

Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust

Director of Delaware International Advisers Ltd.

During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

-------------------
* Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (51)

Executive Vice President/Chief Investment Officer, Fixed Income of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.

Executive Vice President and Director of Founders Holdings, Inc.
Executive Vice President of Delaware Capital Management, Inc. and Delaware Management Business Trust

Director of Founders CBO Corporation

Director of HYPPCO Finance Company Ltd.

Before returning to Delaware Investments in 1993, Mr. Suckow was Executive Vice President and

Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)

Executive Vice President, Chief Operating Officer, Chief Financial Officer of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

Executive Vice President, Chief Financial Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust

Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

President, Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.

President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International Holdings Ltd.

Chairman, Chief Executive Officer and Director of Delaware Management Trust Company and Retirement Financial Services, Inc.

Director of Delaware International Advisers Ltd.

Vice President of Lincoln Funds Corporation

During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investment family

460 North Gulph Road, King of Prussia, PA 19406

Board Chairman, Citadel Constructors, Inc.

From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (59)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

500 Fifth Avenue, New York, NY  10110

Founder and Managing Director, Anthony Knerr & Associates

From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.
Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

785 Park Avenue, New York, NY  10021

Treasurer, National Gallery of Art

From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

City Hall, Philadelphia, PA  19107

Philadelphia City Councilman

Thomas F. Madison (62)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

President and Chief Executive Officer, MLM Partners, Inc.

Mr. Madison has also been Chairman of the Board of Communications
Holdings, Inc. since 1996.

From February to September 1994, Mr. Madison served as Vice
Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST
Communications--Markets.

Charles E. Peck (72)

Director and/or Trustee of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family

P.O. Box 1102, Columbia, MD  21044

Secretary/Treasurer, Enterprise Homes, Inc.

From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)

Senior Vice President, Secretary and General Counsel of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family. Senior Vice President and Secretary of Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.




Senior Vice President and Secretary of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Retirement Financial Services, Inc. , Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust

Executive Vice President, Secretary and Director of Delaware Management Trust Company

Senior Vice President and Director of Delaware International Holdings Ltd.

Director of Delaware International Advisers Ltd.

Secretary of Lincoln Funds Corporation
Attorney.

During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)

Senior Vice President/Corporate Controller of Voyageur Funds, Inc. and 32 other investment companies in the Delaware Investments family and Founders Holdings, Inc.

Senior Vice President/Corporate Controller and Treasurer of Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust

Chief Financial Officer/Treasurer of Retirement Financial Services, Inc.

Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust Company

Senior Vice President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation

During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (36)

Senior Vice President/Treasurer of Voyageur Funds, Inc. and 32 other investment companies in the

Delaware Investments family and Founders Holdings, Inc.
Senior Vice President/Investment Accounting of Delaware Management Company, Inc., Delaware

Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

Senior Vice President and Treasurer/Manager of Investment Accounting of
Delaware

Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)

Senior Vice President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Senior Vice President and Assistant Treasurer of Founders CBO Corporation Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended October 31, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1998. Only the independent directors of the Fund receive compensation from the Fund.




                                      Pension or
                                      Retirement
                                      Benefits                         Total

                         Aggregate     Accrued      Estimated        Compensation
                        Compensation  as Part of     Annual          From all 34
                            from       Voyageur     Benefits           Delaware
                          Voyageur    Funds, Inc.     Upon            Investments

Name                     Funds, Inc.   Expenses    Retirement(1)     Companies(2)

W. Thacher Longstreth       $898        None        $38,500           $60,384
Ann R. Leven                $933        None        $38,500           $66,545
Walter P. Babich            $928        None        $38,500           $65,384
Anthony D. Knerr            $928        None        $38,500           $65,384
Charles E. Peck             $898        None        $38,500           $60,384
Thomas F. Madison           $910        None        $38,500           $62,467



(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of October 31, 1998 he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for
     each Board Meeting attended.   Ann R. Leven, Walter P. Babich,
     Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.


GENERAL INFORMATION

     Voyageur Funds, Inc. is an open-end, registered management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Voyageur Funds, Inc. was organized as a Minnesota corporation on April 15, 1987.

     The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

     Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

     The Distributor acts as national distributor for the Fund and for the other mutual funds available from Delaware Investments. Prior to May 31, 1997, Voyageur Fund Distributors, Inc. ("VFD") served as the national distributor for the Fund. The Distributor ("DDLP"), for all periods after May 31, 1997, and, VFD, prior to May 31, 1997, received net commissions from on behalf of the Fund's Class A Shares, after reallowances to dealers, as follows:

US Government Securities Fund A Class

                              Total
                            Amount of      Amounts         Net
                           Underwriting   Reallowed     Commission
     Fiscal Year Ended      Commission    to Dealers   to VFD/DDLP

10/31/98                      $67,126       $55,344       $11,782

10/31/97                      $34,104        $5,079       $29,025

     DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received in the aggregate Limited CDSC payments with respect to the Fund's A Class as follows:

     Period Ended                            Limited CDSC Payments

     Year Ended
     10/31/98                                        None


     Year Ended
     10/31/97                                        None

     Four Months
     Ended
     10/31/96                                        None

     Year Ended
     6/30/96                                         None

     Year Ended
     6/30/95                                         None

     DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received in the aggregate CDSC payments with respect to the Fund's B Class as follows:

     Period Ended                               CDSC Payments

     Year Ended

     10/31/98                                      $7,771


     Year Ended
     10/31/97                                       5,058

     Four Months
     Ended
     10/31/96                                       1,460

     Year Ended
     6/30/96                                        1,047

     Year Ended
     6/30/95                                          896

     DDLP, after May 31, 1997, and VFD, for periods prior to May 31, 1997, received CDSC payments with respect to the Fund's C Class as follows:

     Period Ended                               CDSC Payments

     Year Ended

     10/31/98                                        $155

     Year Ended
     10/31/97                                           6


     Four Months
     Ended
     10/31/96                                           4

     Year Ended
     6/30/96                                            2

     Year Ended
     6/30/95                                         None

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds available from Delaware Investments. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in Delaware Investments for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of the Fund's securities and cash. As custodian for the Fund, Norwest maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
     Voyageur Funds, Inc. has a present authorized capitalization of 10 trillion shares of capital stock with a $.01 par value per share.

     The Board of Directors has allocated the following number of shares to the Fund and its respective classes:

US Government Securities Fund     100 billion
Class A Shares                     10 billion
Class B Shares                     10 billion
Class C Shares                     10 billion

     All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

     Each Class of the Fund represents a proportionate interest in the assets of the Fund and has the same voting and other rights and preferences as the other classes of the Fund. Shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of the Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1
Plan relating to its Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plan of the Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

     Beginning June 9, 1997, the name of Voyageur U.S. Government
Securities Fund changed to Delaware-Voyageur US Government Securities Fund.

Noncumulative Voting
     Voyageur Funds, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Voyageur Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

     This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A -- RATINGS

Earnings and Dividend Rankings for Common Stocks
     Standard & Poor's Corporation. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor=s believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

     Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

     Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor=s earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

     The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

     Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

           A+  Highest         B+  Average          C  Lowest
           A   High            B   Below Average    D  In Reorganization
           A-  Above Average                        B- Lower

     NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

     The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

     A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Commercial Paper Ratings
     Standard & Poor=s Corporation. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

     Moody=s Investors Service, Inc. Moody=s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody=s makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody=s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1 Superior capacity for repayment of short-term promissory obligations.

     Prime-2 Strong capacity for repayment of short-term promissory obligations.

     Prime-3 Acceptable capacity for repayment of short-term promissory obligations.

Corporate Bond Ratings
     Standard & Poor=s Corporation. Its ratings for corporate bonds have the following definitions:

Investment grade:
     Debt rated "AAA" has the highest rating assigned by Standard & Poor=s. Capacity to pay interest and repay principal is extremely strong.

     Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade:
     Debt rated "BB", "B" "CCC" and "CC" and "C" is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. ABB@ indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody=s Investors Service, Inc. Its ratings for corporate bonds include the following:

     Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Preferred Stock Rating
     Standard& Poor=s Corporation. Its ratings for preferred stock have the following definitions:

     An issue rated "AAA" has the highest rating that may be assigned by Standard& Poor=s ("S&P") to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAAA.@

     An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

     Preferred stock rate "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer=s capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     A preferred stock rated "C" is a non-paying issue.

     A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

     "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Moody=s Investors Service, Inc. Its ratings for preferred stock include the following:

     An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     An issue which is rate "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     An issue which is rated "baa" is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     An issue rated "c" is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

APPENDIX B -- GENERAL CHARACTERISTICS AND RISKS OF OPTIONS AND FUTURES

     General. As described in the Prospectus under "Investment Objectives and Policies C Options and Futures," the Fund may purchase and sell options on the securities in which it may invest and the Fund may purchase and sell options on futures contracts (as defined below) and may purchase and sell futures contracts. The Fund intend to engage in such transactions if it appears advantageous to Voyageur to do so in order to pursue the Fund's investment objectives, to seek to hedge against the effects of market conditions and to seek to stabilize the value of its assets. The Fund will engage in hedging and risk management transactions from time to time in Voyageur=s discretion, and may not necessarily be engaging in such transactions when movements in interest rates that could affect the value of the assets of the Fund occur.

     Conditions in the securities, futures and options markets will determine whether and in what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (the "CFTC") and the federal tax requirements applicable to regulated investment companies. Transactions in options and futures contracts may give rise to income that is subject to regular federal income tax and, accordingly, in normal circumstances the Fund does not intend to engage in such practices to a significant extent.

     The use of futures and options, and the possible benefits and attendant risks, are discussed below.

     Futures Contracts and Related Options. The Fund may enter into contracts for the purchase or sale for future delivery (a "futures contract") of fixed-income securities or contracts based on financial indices including any index of securities in which the Fund may invest.
A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities, or the cash value of an index, called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities, or cash value of an index, at a specified price during a specified delivery period. The Fund may also purchase and sell (write) call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during, or at the termination of, the period specified in the terms of the option.
Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it.

     Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual commitment is closed out before delivery without having to make or take delivery of the security. The offsetting of a contractual obligation is accomplished by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same period. The Fund's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the liquidity of the market. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract or to do so at a satisfactory price, the Fund would have to make or take delivery under the futures contract, or, in the case of a purchased option, exercise the option. The Fund would be required to maintain initial margin deposits with respect to the futures contract and to make variation margin payments until the contract is closed. The Fund will incur brokerage fees when they purchase or sell futures contracts.

     At the time a futures contract is purchased or sold, the Fund must deposit in a custodial account cash or securities as a good faith deposit payment (known as "initial margin"). It is expected that the initial margin on futures contracts the Fund may purchase or sell may range from approximately 1 1/2 % to approximately 5% of the value of the securities (or the securities index) underlying the contract. In certain circumstances, however, such as during periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily in a process known as "marking to market." If the market value of the futures contract has changed, the Fund will be required to make or will be entitled to receive a payment in cash or specified high quality debt securities in an amount equal to any decline or increase in the value of the futures contract. These additional deposits or credits are calculated and required on a daily basis and are known as "variation margin."

     There may be an imperfect correlation between movements in prices of the futures contract the Fund purchases or sells and the portfolio securities being hedged. In addition, the ordinary market price relationships between securities and related futures contracts may be subject to periodic distortions. Specifically, temporary price distortions could result if, among other things, participants in the futures market elect to close out their contracts through offsetting transactions rather than meet variation margin requirements, investors in futures contracts decide to make or take delivery of underlying securities rather than engage in closing transactions or if, because of the comparatively lower margin requirements in the futures market than in the securities market, speculators increase their participation in the futures market. Because price distortions may occur in the futures market and because movements in the prices of securities may not correlate precisely with movements in the prices of futures contracts purchased or sold by the Fund in a hedging transaction, even if Voyageur correctly forecasts market trends the Fund's hedging strategy may not be successful. If this should occur, the Fund could lose money on the futures contracts and also on the value of its portfolio securities.

     Although the Fund believes that the use of futures contracts and options thereon will benefit it, if Voyageur=s judgment about the general direction of securities prices or interest rates is incorrect, the Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if the Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, the Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

     Options on Securities. The Fund may purchase and sell (write) options on securities, which options may be either exchange-listed or over-the-counter options. The Fund may write call options only if the call option is "covered." A call option written by the Fund is covered if the Fund owns the securities underlying the option or has a contractual right to acquire them or owns securities which are acceptable for escrow purposes. The Fund may write put options only if the put option is "secured." A put option written by the Fund is secured if the Fund, which is obligated as a writer of a put option, invests an amount, not less than the exercise price of a put option, in eligible securities.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     The Fund may purchase and sell options that are exchange-traded or that are traded over-the counter ("OTC options"). Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty with no clearing organization guarantee. Thus, when the Fund purchases OTC options, it must rely on the dealer from which it purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

     Although the Fund will enter into OTC options only with dealers that agree to enter into, and which are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Fund is able to effect a closing purchase transaction in a covered OTC call option the Fund has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. This may impair the Fund's ability to sell a portfolio security at a time when such a sale might be advantageous. In the event of insolvency of the counterparty, the Fund may be unable to liquidate an OTC option. In the case of options written by the Fund, the inability to enter into a closing purchase transaction may result in material losses to the Fund.

     Regulatory Restrictions.   To the extent required to comply with
applicable SEC releases and staff positions, when entering into futures contracts or certain option transactions, such as writing a put option, the Fund will maintain, in a segregated account, cash or liquid high-grade securities equal to the value of such contracts. Compliance with such segregation requirements may restrict the Fund's ability to invest in intermediate- and long-term Tax Exempt Obligations.

     The Fund intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that futures and options positions be used (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund=s portfolio. The Fund currently does not intend to engage in transactions in futures contracts or options thereon for speculation.

     Accounting Considerations.   When the Fund writes an option, an
amount equal to the premium received by it is included in the Fund=s Statement of Assets and Liabilities as a liability. The amount of the liability subsequently is marked to market to reflect the current market value of the option written. When the Fund purchases an option, the premium paid by the Fund is recorded as an asset and subsequently is adjusted to the current market value of the option.

     In the case of a regulated futures contract purchased or sold by the Fund, an amount equal to the initial margin deposit is recorded as an asset. The amount of the asset subsequently is adjusted to reflected changes in the amount of the deposit as well as changes in the value of the contract.

APPENDIX C--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

     Following is a summary of the investment objectives of the other funds in the Delaware Investments family:


     Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.


     Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

     Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

     DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


     Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.


     Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

     U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

     Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

     REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

     Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

     Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

     Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

     International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income.
 Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

     U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.
 Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.


     Delaware Group Premium Fund, Inc. offers the following funds available exclusively as funding vehicles for certain insurance company separate
accounts.   Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the
potential for capital appreciation.   Strategic Income Series seeks high
current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.  Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible
securities.   Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


     Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital.
Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

     Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

     Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

FINANCIAL STATEMENTS

     Ernst & Young LLP serves as the independent auditors for Voyageur Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Fund. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1998 are included in Voyageur Funds, Inc.'s Annual Report to shareholders.
The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. The Fund's previous auditors audited the financial highlights of the Fund for the fiscal periods ending on or before October 31, 1996.


     Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders should contact their financial adviser or call Delaware Investments at 800-523-4640.

INVESTMENT MANAGER

Delaware Management Company

One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND

A CLASS

B CLASS

C CLASS

INSTITUTIONAL CLASS

CLASSES OF VOYAGEUR FUNDS, INC.

PART B

STATEMENT OF
ADDITIONAL INFORMATION

March 1, 1999


[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------]



                               PART C
                              --------
                          Other Information
                         -------------------
Item 23. Exhibits

     (a) Articles of Incorporation.

         (1) Amended and Restated Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
         (2) Certification of Designation (May 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
         (3) Certification of Designation (August 30, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
         (4) Articles of Correction to Amended and Restated Articles of Incorporation (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
         (5) Certification of Designation (March 8, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed March 15, 1996.

     (b) By-Laws. By-Laws, as amended (October 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed January 3, 1996.

     (c) Instruments Defining the Rights of Security Holders.

         (1) Articles of Incorporation and Articles Supplementary.

             (i)   Amended and Restated Articles of Incorporation
                  (November 22, 1993) incorporated into this filing by
                   reference to Post-Effective Amendment No. 17 filed October 31, 1995.
             (ii) Certification of Designation (May 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
             (iii) Certification of Designation (August 30, 1994)
                   incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
             (iv) Articles of Correction to Amended and Restated Articles of Incorporation (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.
             (v) Certification of Designation (March 8, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed March 15, 1996.

         (2) By-Laws. By-Laws, as amended (October 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed January 3, 1996.

     (d) Investment Management Agreement.

         (1) Executed Investment Management Agreement (April 30,
             1997) between Delaware Management Company, Inc. and the Registrant on behalf of US Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.
         (2) Executed Investment Sub-Advisory Agreement (April 30, 1997) between Delaware Management Company, Inc. and Voyageur Asset Management LLC on behalf of US Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

     (e) (1) Distribution Agreement.

             (i) Executed Distribution Agreement (March 1, 1997) between
                 Delaware Distributors, L.P. and the Registrant on behalf of US Government Securities Fund incorporated into this filing by reference to Post-Effective
                 Amendment No. 23 filed February 27, 1998.

         (2) Administration and Service Agreement   Form of
             Administration and Service Agreement (as amended November
             1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.
         (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.
         (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended December 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

     (f) Bonus, Profit Sharing, Pension Contracts.  Inapplicable.

     (g) Custodian Agreement.

         (1) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed October 31, 1995.

     (h) Other Material Contracts.

         (1) Executed Shareholders Services Agreement (May 1, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of US Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.
         (2) Executed Fund Accounting Agreement (August 16, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of US Government Securities Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.

             (i) Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds Fund Accounting Agreement into this filing by reference to Post-Effective Amendment No. 24 December 30, 1998.
             (ii) Executed Amendment No. 10 (August 31, 1998) to Delaware Group of Funds Fund Accounting Agreement into this filing by reference to Post-Effective Amendment No. 24 December 30, 1998.
             (iii) Executed Amendment No. 11 (September 14, 1998) to
                   Delaware Group of Funds Fund Accounting Agreement into this filing by reference to Post-Effective Amendment No. 24 December 30, 1998.
             (iv) Executed Amendment No. 12 (1998) to Delaware Group of Funds Fund Accounting Agreement ainto this filing by reference to Post-Effective Amendment No. 24 December 30, 1998.
             (v) Executed Amendment No. 13 (1998) to Delaware Group of Funds Fund Accounting Agreement into this filing by reference to Post-Effective Amendment No. 24
                   December 30, 1998.

     (i) Legal Opinion. Attached as Exhibit.

     (j) Consent of Auditors.  Attached as Exhibit.

     (k) Inapplicable.

     (l) Inapplicable.

     (m) Plan under Rule 12b-1.

         (1) Plan under Rule 12b-1 incorporated into this filing by reference to Post-Effective Amendment No. 17 filed
             November 1, 1995.

     (n) Financial Data Schedules.  Attached as Exhibit.

     (o) Plan under Rule 18f-3.

         (1) Plan under Rule 18f-3 (June 19, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed February 27, 1998.


     (p) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post- Effective Amendment No. 23 filed February 27, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant.
         None.

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 22 filed February 28, 1997.

Item 26. Business and Other Connections of Investment Adviser.

     Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur
Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware
Investments family.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

Jeffrey J. Nick1       Chairman of the Board, President, Chief Executive
                       Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management
                       Company, Inc., Delaware Management Business
                       Trust, Delvoy, Inc., DMH Corp. and Founders
                       Holdings, Inc.; Chairman and Chief Executive
                       Officer and Director of Delaware Management
                       Company (a series of Delaware Management Business
                       Trust); Chairman and Director of Delaware Capital
                       Management, Inc. and Retirement Financial
                       Services, Inc.; Chairman of Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and Delaware Distributors, L.P.;
                       Director of Delaware Service Company, Inc.,

                       President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. and Delaware Management Holdings, Inc.; Director of Vantage Global Advisors, Inc. and Lynch & Mayer Inc.


Wayne A. Stork         Director and/or Trustee of the Registrant and
                       each of the other investment companies in the Delaware Investments family and Delaware
                       International Advisers Ltd., Chairman of the
                       Board and Director of Delaware Management
                       Holdings, Inc.


David K. Downes        Executive Vice President, Chief Operating Officer
                       and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                       Investments family, Delaware Management Holdings,
                       Inc., Founders CBO Corporation, Delaware Capital
                       Management, Inc., Delaware Management
                       Company (a series of Delaware Management Business
                       Trust), Delaware Investment Advisers (a series of
                       Delaware Management Business Trust) and Delaware
                       Distributors, L.P.; Executive Vice President,
                       Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company,
                       Inc., DMH Corp, Delaware Distributors, Inc.,
                       Founders Holdings, Inc. and Delvoy, Inc.;
                       Executive Vice President, Chief Financial
                       Officer, Chief Administrative Officer and Trustee of Delaware Management Business Trust; President,
                       Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.;
                       President, Chief Operating Officer, Chief
                       Financial Officer and Director of Delaware
                       International Holdings Ltd.; Chairman, Chief
                       Executive Officer and Director of Retirement
                       Financial Services, Inc.; Chairman and Director of Delaware Management Trust Company; and
                       Director of Delaware International Advisers Ltd.


Richard G. Unruh, Jr.  Executive Vice President and Chief Investment
                       Officer, Equities of the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President of Delaware Management
                       Holdings, Inc. and Delaware Capital Management, Inc. and Delaware Management Business Trust; Executive Vice President/Chief Investment Officer, Equities and Director/Trustee of Delaware Management Company, Inc.; Chief Executive Officer/Chief Investment Officer, Equities of Delaware Investment Advisers (a series of Delaware Management Business Trust); and Director of Delaware International Advisers Ltd. Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA;

                       Board of Directors, Chairman of Finance
                       Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911
                       Freedom Drive, Reston, VA


Paul E. Suckow         Executive Vice President/Chief Investment
                       Officer, Fixed Income of the Registrant and each of the other investment companies in the Delaware Investments family; Delaware Management
                       Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                       Delaware Investment Advisers (a series of
                       Delaware Management Business Trust); Executive
                       Vice President and Director of Founders
                       Holdings, Inc.; Executive Vice President of
                       Delaware Management Holdings, Inc., Delaware
                       Capital Management, Inc. and Delaware Management
                       Business Trust; and Director of Founders CBO
                       Corporation

                       Director, HYPPCO Finance Company Ltd.


Richard J. Flannery    Executive Vice President and General Counsel of
                       Delaware Management Holdings,Inc., Delaware
                       Distributors, L.P., Delaware Management Trust
                       Company, Delaware Capital Management, Inc.,
                       Delaware Service Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and Founders CBO Corporation;
                       Executive Vice President/General Counsel and
                       Director of DMH Corp., Delaware Management
                       Company, Inc., Delaware Distributors, Inc.,
                       Delaware International Holdings Ltd., Founders
                       Holdings, Inc., Delvoy, Inc. and Retirement
                       Financial Services, Inc.; Executive Vice
                       President of the Registrant and each of the other funds in the Delaware Investments family;
                       Director of Delaware International Advisers Ltd.
                       Director, HYPPCO Finance Company Ltd.
                       Limited Partner of Stonewall Links, L.P. since
                       1991, Bulltown Rd., Elverton, PA; Director and
                       Member of Executive Committee of Stonewall
                       Links, Inc. since 1991, Bulltown Rd., Elverton,
                       PA


George M.              Senior Vice President/Secretary and General
Chamberlain, Jr.       Counsel of the Registrant and each of the
                       investment companies in the Delaware Investments family; Senior Vice President and Secretary of
                       Delaware Distributors, L.P., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust) and Delaware Management
                       Holdings, Inc., DMH Corp., Delaware Management
                       Company, Inc., Delaware Distributors, Inc.,
                       Delaware Service Company, Inc., Retirement
                       Financial Services, Inc., Delaware Capital
                       Management, Inc. and Delvoy, Inc.; Executive
                       Vice President, Secretary and Director of
                       Delaware Management Trust Company; Senior Vice
                       President and Director of Founders Holdings,
                       Inc.; Senior Vice President of Delaware
                       International Holdings Ltd.


Michael P. Bishof      Senior Vice President/Investment Accounting of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust) and Delaware Service
                       Company, Inc.; Senior Vice President and
                       Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice President and Treasurer/Manager, Investment Accounting of
                       Delaware Distributors, L.P. and Delaware
                       Investment Advisers (a series of Delaware
                       Management Business Trust); Senior Vice
                       President and Assistant Treasurer of Founders
                       CBO Corporation; and Senior Vice President and
                       Manager of Investment Accounting of Delaware
                       International Holdings Ltd.


Joseph H. Hastings     Senior Vice President/Corporate Controller and
                       Treasurer of Delaware Management Holdings, Inc.,
                       DMH Corp., Delaware Management Company, Inc.,
                       Delaware Distributors, Inc., Delaware Capital
                       Management, Inc., Delaware Distributors, L.P.,
                       Delaware Service Company, Inc., Delaware
                       International Holdings Ltd., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust) and Delvoy, Inc.; Senior Vice
                       President/Corporate Controller of the
                       Registrant, each of the other funds in the Delaware Investments family and Founders
                       Holdings, Inc.; Chief Financial Officer and
                       Treasurer of Retirement Financial Services,
                       Inc.; and Senior Vice President/Assistant
                       Treasurer of Founders CBO Corporation


Joanne O. Hutcheson    Senior Vice President/Human Resources of
                       Delaware Management Company, Inc., Delaware
                       Management Holdings, Inc., Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Distributors, Inc.,
                       Delaware Distributors, L.P., Delaware Service
                       Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delvoy, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)


Douglas L. Anderson    Senior Vice President/Operations of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust), Retirement Financial Services,
                       Inc. and Delaware Service Company, Inc.; Senior
                       Vice President/ Operations and Director of
                       Delaware Management Trust Company


James L. Shields       Senior Vice President/Chief Information Officer
                       of Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Service
                       Company, Inc. and Retirement Financial Services,
                       Inc.


Eric E. Miller         Senior Vice President, Assistant Secretary and
                       Deputy General Counsel of the Registrant and each of the other funds in the Delaware
                       Investments family, Delaware Management Company,
                       Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware
                       Management Business Trust), Delaware Management
                       Holdings, Inc., DMH Corp., Delaware
                       Distributors, L.P., Delaware Distributors Inc.,
                       Delaware Service Company, Inc., Founders
                       Holdings, Inc., Delaware Capital Management,
                       Inc. and Retirement Financial Services, Inc.;
                       and Senior Vice President, Assistant Secretary and Deputy General Counsel of Delvoy, Inc.


Richelle S. Maestro    Senior Vice President, Assistant Secretary and
                       Deputy General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                       Delaware Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Management Holdings,
                       Inc., Delaware Distributors, L.P., Delaware
                       Distributors, Inc., Delaware Service Company,
                       Inc., DMH Corp., Delaware Capital Management,
                       Inc., Retirement Financial Services, Inc.,
                       Founders Holdings, Inc. and Delvoy, Inc.; Senior
                       Vice President, Deputy General Counsel and
                       Secretary of Delaware International Holdings
                       Ltd.; and Secretary of Founders CBO Corporation

                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.


Michael T. Taggart     Vice President/Facilities Management and
                       Administrative Services of Delaware Management
                       Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Richard Salus          Vice President/Assistant Controller of Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and Delaware Management Trust
                       Company


Bruce A. Ulmer         Vice President/Year 2000 of the Registrant, each
                       of the other funds in the Delaware Investments family, Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware
                       Management Holdings, Inc. and Retirement
                       Financial Services, Inc., Delvoy,Inc. and
                       Delaware Management Trust Company


Joel A. Ettinger2      Vice President/Taxation of the Registrant, each
                       of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                       Delaware Investment Advisers (a series of
                       Delaware Management Business Trust), Delaware
                       Management Company (a series of Delaware
                       Management Business Trust) and Delaware
                       Management Holdings, Inc., Founders Holdings,
                       Inc., Delaware Distributors, Inc., Delaware
                       Distributors, L.P., Delaware Service Company,
                       Inc., Retirement Financial Services, Inc.,
                       Delaware Capital Management, Inc., Delvoy, Inc.
                       and Founders CBO Corporation


Christopher Adams      Vice President/Business Manager, Equity
                       Department of Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Company (a series of
                       Delaware Management Business Trust)


Scott Metzger          Vice President/Business Development of Delaware
                       Distributors, L.P. and Delaware Service Company,
                       Inc.


Lisa O. Brinkley       Vice President/Compliance Director of Delaware
                       Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company (a series of
                       Delaware Management Business Trust), DMH Corp.,
                       Delaware Distributors, L.P., Delaware
                       Distributors, Inc., Delaware Service Company,
                       Inc., Delaware Capital Management, Inc., Delvoy,
                       Inc., Retirement Financial Services, Inc. and
                       Delaware Management Business Trust; and Vice
                       President/Compliance Director and Assistant
                       Secretary of Delaware Management Trust Company


Mary Ellen Carrozza    Vice President/Client Services of Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and each of the other investment companies in the Delaware Investments family


Gerald T. Nichols      Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), the Registrant, and of the fixed- income investment companies in the Delaware Investments family; Vice President of
                       Founders Holdings, Inc.; and Treasurer,
                       Assistant Secretary and Director of Founders CBO
                       Corporation


Paul A. Matlack        Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), and of the fixed-income investment companies in the Delaware Investments family; Vice President of Founders Holdings,
                       Inc.; and President and Director of Founders CBO
                       Corporation


Gary A. Reed           Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Capital Management,
                       Inc. and of the fixed-income investment
                       companies in the Delaware Investments family


Patrick P. Coyne       Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Capital Management,
                       Inc. and of the fixed-income investment
                       companies in the Delaware Investments family


Roger A. Early         Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), the Registrant, and of the fixed- income investment companies in the Delaware Investments family


Mitchell L. Conery3    Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Capital Management,
                       Inc. and of the fixed-income investment
                       companies in the Delaware Investments family


George H. Burwell      Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), and each of the equity investment companies in the Delaware
                       Investments family and Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust)


John B. Fields         Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust), Delaware Capital Management,
                       Inc. and each of the equity investment companies in the Delaware Investments family, and Trustee of Delaware Management Business Trust


Gerald S. Frey         Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and each of the equity
                       investment companies in the Delaware Investments family


Christopher Beck4      Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and each of the investment companies in the Delaware Investments family

                       Trustee of New Castle County Pension Board since October 1992, Wilmington DE.


Elizabeth H. Howell5   Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and each of the fixed-income investment companies in the Delaware Investments family


Andrew M.
McCullagh, Jr.6        Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust) the Registrant and each of the fixed-income investment companies in the Delaware Investments family


Babak Zenouzi          Vice President/Senior Portfolio Manager of
                       Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management
                       Business Trust) and each of the equity
                       investment companies in the Delaware Investments family


J. Paul Dokas7         Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and each of the equity investment companies in the Delaware Investments family


Cynthia Isom           Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust) and of the fixed-income
                       investment companies in the Delaware Investments family; and Vice President/Senior Trader of Delaware Investment Advisers (a series of
                       Delaware Management Business Trust)


Paul Grillo            Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), and the fixed-income investment companies in the Delaware Investments family


Marshall T. Bassett8   Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), and each of the equity investment companies in the Delaware Investments family


John A. Heffern9       Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust) and each of the funds in the Delaware Investments family


Lori P. Wachs          Vice President/Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management
                       Business Trust) and each of the equity
                       investment companies in the Delaware Investments family


Richard E. Beister     Vice President/Trading Operations of  and
                       Delaware Management Company (a series of
                       Delaware Management Business Trust)


Jeffrey W. Hynoski     Vice President/Research Analyst of Delaware
                       Management Company (a series of Delaware
                       Management Business Trust)


Audrey E. Kohart       Vice President/Assistant Controller/Corporate
                       Accounting of Delaware Management Company (a series of Delaware Management Business Trust)


Steven T. Lampe        Vice President/Research Analyst of Delaware
                       Management Company (a series of Delaware
                       Management Business Trust)


Richard D. Seidel      Vice President/Assistant Controller/Manager,
                       Payroll of Vice President/Research Analyst of
                       Delaware Management Company (a series of
                       Delaware Management Business Trust)


Karina J. Istvan       Vice President/Strategic Planning of Delaware
                       Management Company (a series of Delaware
                       Management Business Trust)

Steven R. Cianci       Vice President/Portfolio Manager of the fixed
                       income investment companies in the Delaware
                       Investments family.

* Business address of each is 1818 Market Street, Philadelphia, PA
 19103.

1 MANAGING DIRECTOR, Lincoln National UK plc prior to 1992.
2 TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3 INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4 SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
5 SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to
  May 1997.
6 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset
  Management LLC prior to May 1997.
7 DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to
  February 1997.
8 VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
9 SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.


Item 27. Principal Underwriters.

     (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

     (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal    Positions and Offices        Positions and Offices
Business Address *    with Underwriter             with Registrant
-------------------------------------------        --------------------
Delaware
Distributors, Inc.    General Partner              None

Delaware Investment   Advisers Limited
                      Partner                      None

Delaware Capital
Management, Inc.       Limited Partner             None

Jeffrey J. Nick        Chairman                    Chairman, President,
                                                   Chief Executive
                                                   Officer and
                                                   Director/Trustee

Wayne A. Stork         None                        Director

Bruce D. Barton        President and Chief
                       Executive Officer           None

David K. Downes        Executive Vice              Executive Vice
                       President, Chief            President, Chief
                       Operating Officer           Operating Officer and
                       and Chief Financial         Chief Financial
                       Officer                     Officer

Richard J. Flannery    Executive Vice              Senior
                       President/ General          Vice President
                       Counsel

George M.
Chamberlain, Jr.       Senior Vice                 Senior Vice
                       President/Secretary         President/
                                                   Secretary/
                                                   General Counsel

Joseph H. Hastings     Senior Vice                 Senior Vice
                       President/Corporate         President/
                       Controller &                Corporate Controller
                       Treasurer

Terrence P.
Cunningham             Senior Vice                 None
                       President/Financial
                       Institutions/National
                       Sales Manager

Thomas E. Sawyer       Senior Vice                 None
                       President/National
                       Sales Director

Mac McAuliffe          Senior Vice                 None
                       President/Sales
                       Manager, Western
                       Division

J. Chris Meyer         Senior Vice                 None
                       President/Director,
                       Product Management

William M. Kimbrough   Senior Vice                 None
                       President/Wholesaler

Daniel J. Brooks       Senior Vice
                       President/Wholesaler        None

Bradley L. Kolstoe     Senior Vice
                       President/Western           None
                       Division Sales
                       Manager

Henry W. Orvin         Senior Vice                 None
                       President/Eastern
                       Division Sales
                       Manager

Michael P. Bishof      Senior Vice                 Senior Vice
                       President and               President/Treasurer
                       Treasurer/
                       Manager, Investment
                       Accounting

Stephen J. DeAngelis   Senior Vice                 None
                       President/National
                       Director/Managed
                       Account Services

Dana B. Hall           Senior Vice                 None
                       President/Key
                       Accounts

Joanne O. Hutcheson    Senior Vice                 Senior Vice
                       President/Human             President/Human
                       Resources                   Resources

Holly W. Reimel        Senior Vice                 None
                       President/National
                       Accounts

Eric E. Miller         Senior Vice                 Senior Vice
                       President/Assistant         President/Assistant
                       Secretary/Deputy            Secretary/Deputy
                       General Counsel             General Counsel

Richelle S. Maestro    Senior Vice                 Senior Vice
                       President/Assistant         President/Assistant
                       Secretary/Deputy            Secretary/Deputy
                       General Counsel             General Counsel

Lisa O. Brinkley       Vice President/             Vice President/
                       Compliance                  Compliance

Daniel H. Carlson      Vice President/             None
                       Marketing Services

Diane M. Anderson      Senior Vice                 None
                       President/Retirement
                       Operations

Courtney S. West       Vice President/             None
                       Institutional Sales

Gordon E. Searles      Vice President/             None
                       Client Services

Julia R. Vander Els    Vice President/             None
                       Retirement Plan
                       Contributions
Jerome J. Alrutz       Vice President/             None
                       Retail Sales

Scott Metzger          Vice President/             None
                       Business Development

Larry Carr             Vice President/             None
                       Variable Annuity Sales
                       Manager

James R. Searles       Vice President/Variable     None
                       Annuity Sales Manager

Gregory J. McMillan    Vice President/             None
                       National Accounts

Christopher H. Price   Vice President/Manager,     None
                       Insurance

Christopher W. Moore   Vice President/Variable     None
                       Annuity Wholesaler

Daniel J. O'Brien      Vice President/Insurance    None
                       Products

Andrew W. Whitaker     Vice President/Wholesaler   None
                       Financial Institutions

Jessie Emery           Vice President/Marketing    None
                       Communications
Darryl S. Grayson      Vice President, Broker/     None
                       Dealer Internal Sales
                       Director

Dinah J. Huntoon       Vice President/Product      None
                       Manager, Equities

Soohee Lee             Vice President/Fixed        None
                       Income and International
                       Product Management

Joel A. Ettinger       Vice President/Taxation     Vice President/
                                                   Taxation

Michael J. Woods       Vice President/National     None
                       Sales Manager

Susan T. Friestedt     Vice President/Retirement   None
                       Services

Ellen M. Krott         Vice President/Marketing    None

John A. Wells          Vice President/Marketing    None
                       Technology

Theodore V. Wood, III  Vice President/Technical    None
                       Systems Officer

Richard P. Allen       Vice President/Wholesaler,  None
                       Midwest Region
David P.
Anderson, Jr.          Vice President/Wholesaler   None

Jeffrey H. Arcy        Vice President/Wholesaler,  None
                       Southeast Region

Patrick A. Bearss      Vice President/Wholesaler,
                       Midwest Region

Gabriella Bercze       Vice President/Financial    None
                       Institution Wholesaler

Larry D. Bridwell      Vice President/Financial    None
                       Institution Wholesaler

Terrence L. Bussard    Vice President/Wholesaler   None

William S. Carroll     Vice President/Wholesaler   None

Thomas J. Chadie       Vice President/Wholesaler   None

Douglas R. Glennon     Vice President/Wholesaler   None

Ronald A. Haimowitz    Vice President/Wholesaler   None

Edward J. Hecker       Vice President/Wholesaler   None

John R. Herron         Vice President/Variable     None
                       Annuity Wholesaler

Christopher L.
Johnston               Vice President/Wholesaler   None

Michael P. Jordan      Vice President/Wholesaler   None

Carolyn Kelly          Vice President/Wholesaler   None

Richard M. Koerner     Vice President/Wholesaler   None

Theodore T. Malone     Vice President/IPI          None
                       Wholesaler

Debbie A. Marler       Vice President/Wholesaler   None

Nathan W. Medin        Vice President/Wholesaler   None

Roger J. Miller        Vice President/Wholesaler   None

Andrew F. Morris       Vice President/Wholesaler,  None
                       East Division

Patrick L. Murphy      Vice President/Wholesaler   None

Scott E. Naughton      Vice President/IPI          None
                       Wholesaler
Stephen C. Nell        Vice President/Wholesaler   None

Julia A. Nye           Vice President/Wholesaler   None

Joseph T. Owczarek     Vice President/Wholesaler   None

Otis S. Page           Vice President/Wholesaler   None

Scott P. Passias       Vice President/Associate    None
                       Wholesaler

Mary Ellen
Pernice-Fadden         Vice President/Wholesaler   None

Nadya S. Phillips      Vice President/Financial    None
                       Institution Wholesaler

Mark A. Pletts         Vice President/Wholesaler   None


Philip G. Rickards     Vice President/Wholesaler   None

Laura E. Roman         Vice President/Wholesaler   None

Robert A. Rosso        Vice President/Wholesaler   None

Linda Schulz           Vice President/Wholesaler   None

John C. Shalloe        Vice President/Wrap Fee     None
                       Wholesaler, Western Region

Edward B. Sheridan     Vice President/Wholesaler   None

Robert E. Stansbury    Vice President/Wholesaler   None

Wayne W. Wagner        Vice President/Wholesaler   None

Scott Whitehouse       Vice President/Wholesaler   None

* Business address of each is 1818 Market Street, Philadelphia, PA
  19103.

    (c) Not Applicable.

Item 28. Location of Accounts and Records.

All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 29. Management Services.  None.

Item 30. Undertakings.

    (a) Not Applicable.

    (b) Not Applicable.

    (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
    (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                             SIGNATURES
                          ---------------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 22nd day of February, 1999.

                                               VOYAGEUR FUNDS, INC.

                                              By /s/Jeffrey J. Nick
                                                 ------------------
                                                   Jeffrey J. Nick
                                                      Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                Title                          Date
---------------------  ----------------------------     --------------
/s/ Jeffrey J. Nick    President, Chief Executive
Jeffrey J. Nick        Officer, Chairman and Director  February 22, 1999

/s/ David K. Downes    Executive Vice President/Chief
David K. Downes        Operating Officer/Chief Financial
                       Officer (Principal Financial
                       Officer and Principal
                       Accounting Officer)             February 22, 1999


/s/ Walter A. Babich*  Director                        February 22, 1999
Walter A. Babich

/s/ Anthony D. Knerr*  Director                        February 22, 1999
Anthony D. Knerr

/s/ Ann R. Leven    *  Director                        February 22, 1999
Ann R. Leven

/s/ W. Thacher
Longstreth          *  Director                        February 22, 1999
W. Thacher
Longstreth

/s/ Thomas F.
Madison             *  Director                        February 22, 1999
Thomas F. Madison

/s/ Charles E. Peck *  Director                        February 22, 1999
Charles E. Peck

/s/ Wayne A. Stork  *  Director                        February 22, 1999
Wayne A. Stork

                           *By /s/ Jeffrey J. Nick
                               Jeffrey J. Nick
                           as Attorney-in-Fact for
                        each of the persons indicated



                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549




                                 Exhibits
                                   to
                                Form N-1A



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           INDEX TO EXHIBITS


Exhibit No.             Exhibit
------------            ------------------------

EX-99.I                 Legal Opinion

EX-99.J                 Consent of Auditors

EX-27                   Financial Data Schedules